As filed with the Securities and Exchange Commission on March 2, 1999


                               File Nos. 2-24256
                                   811-1343

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ------------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 65

                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        ------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company
                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois  62715
              ---------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                --------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                         Springfield, Illinois  62715
                         ----------------------------
                    (Name and Address of Agent for Service)

                         Copies of Communications to:

                               Cathy G. O'Kelly
                       Vedder, Price, Kaufman & Kammholz
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                       ---------------------------------

     It is proposed that this filing will become effective:

     ___Immediately upon filing pursuant to paragraph (b) of Rule 485 _X_On May 1, 1999 pursuant to paragraph (b) of Rule 485
     ___60 days after filing pursuant to paragraph (a)(1) of Rule 485<
     ___On May 1, 1999 pursuant to paragraph (a)(1) of Rule 485
     ___75 days after filing pursuant to paragraph (a)(2) of Rule 485
     ___On (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     ___this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
-----------------------------------------------------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

                 Cross Reference Sheet Required by Rule 495(a)


Item Number in Form N-4                           Caption
- -----------------------                         -------

                                                  Part A - Prospectus
                                                  -------------------

 1.  Cover Page                                        Cover

 2.  Definitions                                       Definitions

 3.  Synopsis
     (a)  (b)  (c)                                     Summary

     (d)                                               *

 4.  Condensed Financial Information
     (a)  (b)  (c)                                     Condensed Financial
                                                  Information

 5.  General Description of Registrant,
     Depositor, and Portfolio Companies
     (a)  (b)  (c)  (d)  (e)  (f)                      Cover; Summary; Horace
                                                  Mann Life Insurance Company,
                                                  The Account and The Horace
                                                  Mann Mutual Funds; Voting
                                                  Rights

 6.  Deductions
     (a)  (b)  (c)  (d)  (e)                           Summary; Purchasing the
                                                  Contract; Deductions and
                                                  Expenses

     (f)                                               *

 7.  General Description of Variable
     Annuity Contracts
     (a)  (b)  (c)  (d)                                Summary; Contract Owners'
                                                  Rights; Purchasing the
                                                  Contract; Transactions; Death
                                                  Benefit Proceeds; Mandatory
                                                  Minimum Distribution; Income
                                                  Payments; Modification of the
                                                  Contract; Tax Consequences;
                                                  Other Information

 8.  Annuity Period
     (a)  (b)  (c)  (d)  (e)  (f)                      Income Payments;
                                                  Mandatory Minimum
                                                  Distribution; Transfers

Item Number in Form N-4                           Caption
- -----------------------                         -------


                                                  Part A - Prospectus
                                                  -------------------

 9.  Death Benefit
     (a)  (b)                                          Death Benefit Proceeds;
                                                  Tax Consequences

10.  Purchases and Contract Value
     (a)  (b)  (c)  (d)                                Summary; Purchasing the
                                                  Contract; Purchase
                                                  Payments

11.  Redemptions
     (a)  (c)  (e)                                     Summary; Surrender Before
                                                  Commencement of Annuity
                                                  Period; Deferment

     (b)  (d)                                          *

12.  Taxes
     (a)  (b)  (c)                                     Surrender Before
                                                  Commencement of Annuity
                                                  Period; Tax Consequences

13.  Legal Proceedings                            Other Information

14.  Table of Contents of                         Additional Information
     Statement of Additional Information


                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                  --------------------------------------------

15.  Cover Page                                        Cover

16.  Table of Contents                                 Table of Contents

17.  General Information and History
     (a)  (b)                                          *

     (c)                                               General Information and
                                                  History

18.  Services
     (c)                                               Financial Statements

     (a)  (b)  (d)  (e)  (f)                           *

19.  Purchase of Securities Being Offered
     (a)                                               Underwriter

     (b)                                               *

Item Number in Form N-4                           Caption
- -----------------------                         -------

20.  Underwriters
     (a)  (b)  (c)                                     Underwriter

     (d)                                               *

21.  Calculation of Performance Data
     (b)                                               Investment Experience

     (a)                                               *

22.  Annuity Payments                                  *

23.  Financial Statements
     (a)  (b)                                          Financial Statements


                                     PART C
                                     ------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

     *Omitted from the Prospectus or Statement of Additional Information because the Item is not applicable.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORMS 66-3A AND 66-4A

  The variable annuity Contracts issued by Horace Mann Life Insurance Company on Forms 66-3A and 66-4A are no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contracts on Forms 66-3A and 66-4A for a complete description of their provisions.

  1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges. It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses. All Purchase Payments, net of applicable deductions, including premium taxes if applicable, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance fee or transfer charge.


  2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from all distributions paid by the Growth Fund to the Account or, if the fee is accrued and unpaid, from the value of a Participant's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.


  3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 4%.

  4. With respect to the group Contract issued on Form 66-4A, if the Annuitant is no longer in the class of eligible Participants or elects not to continue to participate in the group Contract, the Annuitant may elect, within 31 days after the date of termination, to purchase from Horace Mann Life Insurance Company its individual annuity Contract most nearly similar in benefits and provisions to the group Contract. The individual annuity Contract will be issued at the then attained age of the Annuitant and at the same annual Purchase Payment as the group Contract Certificate, unless otherwise agreed to by Horace Mann Life Insurance Company.

FORM 66-3A AND 66-4A CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage of Purchase Payments:
  Sales Expense Charge...............................................     4.00%
  Death Benefit Risk Charge..........................................     2.00%
  Administration Expense Charge.............................   $.50 per payment
                                                                     plus $10.00
                                                                    issuance fee
Separate Account Annual M&E Fee, as a percentage of average account value:
  Mortality Risk ....................................................     0.31%
  Expense Risk ......................................................     0.08%
  Total Separate Account Annual M&E Fee..............................     0.39%
Annual Operating Expenses of Growth Fund,(/2/) as a percentage of average net assets for the December 31, 1998 fiscal year:
  Management Fees....................................................    0.642%
  Other Expenses.....................................................    0.185%
  Total Growth Fund Operating Expenses...............................    0.827%

EXAMPLE(/3/)

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------


If you surrender your Contract at the end of the applicable time period:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $72     $97    $123     $199

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1998 calendar year. Actual expenses may be greater or less than those shown.

   THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE
 REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1999.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 66-2A

  The variable annuity Contract issued by Horace Mann Life Insurance Company on Form 66-2A is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 66-2A for a complete description of its provisions.

  1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges.

  It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses.

  All Purchase Payments, net of applicable deductions including premium taxes if applicable, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance fee or transfer charge.


  2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from distributions paid by the Growth Fund to the Account or, if the fee is accrued and unpaid, from the value of a Contract Owner's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.


FORM 66-2A CONTRACTS
Contract Owner Transaction Expenses,(/1/) as a percentage of Purchase Payments:
  Sales Expense Charge...............................................     4.00%
  Death Benefit Risk Charge..........................................     2.00%
  Administration Expense Charge.............................   $.50 per payment
                                                                    plus $10.00
                                                                   issuance fee
Separate Account Annual M&E Fee, as a percentage of average account value:
  Mortality Risk............................................     0.31%
  Expense Risk .............................................     0.08%

  Total Separate Account Annual M&E Fee..............................     0.39%
Annual Operating Expenses of Growth Fund,(/2/) as a
 percentage of average net assets for the December 31, 1998
 fiscal year:
  Management Fees....................................................   0.642%
  Other Expenses.....................................................   0.185%
  Total Growth Fund Operating Expenses...............................   0.827%

EXAMPLE(/3/)


                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $72     $97    $123     $199

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1998 calendar year. Actual expenses may be greater or less than those shown.


  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1999.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 527-GC

  The group variable annuity Contract issued by Horace Mann Life Insurance Company on Form 527-GC is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 527-GC for a complete description of its provisions.

  1. The Contract may be terminated or discontinued by the Group Contract Owner upon written notice to Horace Mann Life Insurance Company. The written notice must specify the date for termination which may not be earlier than 30 days following the date such notice is received by Horace Mann Life Insurance Company. The Contract may be discontinued by Horace Mann Life Insurance Company upon 90 days' written notice to the Group Contract Owner.

  2. If the Contract is terminated or the Annuitant ceases to be in the class of eligible Annuitants, the Annuitant may elect within 90 days thereafter to purchase from Horace Mann Life Insurance Company the individual annuity Contract most similar in benefits and provisions to those of the Annuitant's Certificate.

  3. At the end of each fiscal year, Horace Mann Life Insurance Company may, in its discretion, determine an experience credit to be equitably applied based on the mortality experience and administration costs of the Contract.

  4. The Contract's minimum Purchase Payment is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 in any Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each payment. All Purchase Payments net of applicable deductions, are invested by the Account in shares of the Growth Fund. There is no annual maintenance charge or transfer charge.

  5. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Growth Fund to the Account or to the extent such distributions are accrued and unpaid, from the value of a Participant's account upon withdrawal or transfer of the Participant's interest out of the Account. It is estimated that
 .24% is for mortality risk and .05% is for expense risk.


  6. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 527-GC CONTRACTS
Contract Owner Transaction Expenses,(/1/) as a percentage of Purchase Payments:
  Sales Expense Charge..............................................     3.20%
  Death Benefit Risk Charge.........................................     0.20%
  Administration Expense Charge...........................      1.60% and $.50
                                                                per payment plus
                                                             $20.00 issuance fee

Separate Account Annual M&E Fee, as a percentage of total net assets:
  Mortality Risk....................................................     0.24%
  Expense Risk......................................................     0.05%
  Total Separate Account Annual M&E Fee.............................     0.29%


Annual Operating Expenses of Growth Fund,(/2/) as a percentage of average net assets for the December 31, 1998 fiscal year:
  Management Fees...................................................    0.642%
  Other Expenses....................................................    0.185%
  Total Growth Fund Operating Expenses..............................    0.827%

EXAMPLE(/3/)


                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of the applicable time period:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $81     $103   $128     $197

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1998 calendar year. Actual expenses may be greater or less than those shown.


 THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1999.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 529

  The individual variable annuity Contract issued by Horace Mann Life Insurance Company on Form 529 is no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 529 for a complete description of its provisions.

  1. The Contract's minimum Purchase Payment (gross stipulated payment) is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 per Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each Purchase Payment. All Purchase Payments, net of applicable deductions, are invested by the Account in shares of the Growth Fund. There is no annual maintenance charge or transfer charge.


  2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of
 .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Growth Fund to the Account, or to the extent such distributions are accrued and unpaid, from the value of a Contract Owner's account upon withdrawal or transfer of the Contract Owner's interest out of the Account. It is estimated that .24% of such charge is for mortality risk and .05% is for expense risk.


  3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 529 CONTRACTS
Contract Owner Transaction Expenses,(/1/) as a percentage of

 Purchase Payments:
  Sales Expense Charge................................................    3.20%
  Death Benefit Risk Charge...........................................    0.20%
  Administration Expense Charge...............................   1.60% and $.50
                                                                     per payment
                                                                     plus $20.00
                                                                    issuance fee
Separate Account Annual M&E Fee, as a percentage of total net assets:
  Mortality Risk......................................................    0.24%
  Expense Risk........................................................    0.05%
  Total Separate Account Annual M&E Fee...............................    0.29%
Annual Operating Expenses of Growth Fund,(/2/) as a percentage of average net assets for the December 31, 1998 fiscal year:
  Management Fees.....................................................   0.642%
  Other Expenses......................................................   0.185%
  Total Growth Fund Operating Expenses................................   0.827%

EXAMPLE(/3/)


                                              1 YEAR  3 YEARS  5 YEARS 10 YEARS
                                              ------- -------- ------- --------
If you surrender your Contract at the end of the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual re-
  turn on assets:............................   $81   $103    $128     $197


(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.


(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1998 calendar year. Actual expenses may be greater or less than those shown.

   THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE
 REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1999.

Horace Mann Life Insurance Company
Separate Account Prospectus
Horace Mann Mutual Funds Prospectus
May 1, 1999

Prospectus
Variable Tax deferred annuity contracts
Qualified and non-qualified plans

Horace Mann Life Insurance Company
Separate accounts

May 1, 1999

INDIVIDUAL SINGLE PREMIUM AND INDIVIDUAL AND GROUP FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

         This Prospectus offers combination fixed and variable annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. They are issued in connection with retirement plans or arrangements some of which may qualify for special tax treatment under the Internal Revenue Code as amended. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a Participant or Contract Owner are invested in one or more of seven Subaccounts. Each Subaccount purchases shares in a corresponding portfolio of the Horace Mann Mutual Funds. The Horace Mann Mutual Funds are a registered investment company. They consist of:

         Horace Mann Growth Fund - a fund investing primarily in common stocks of domestic companies.

         Horace Mann Balanced Fund - a fund investing directly or indirectly in a mix of common stocks, debt securities and money market instruments.

         Horace Mann Income Fund - a fund investing primarily in investment grade debt securities.

         Horace Mann Short-Term Investment Fund - a fund investing in short-term debt instruments.

         Horace Mann Small Cap Growth Fund - a fund investing in equity securities of small cap companies with earnings growth potential.

         Horace Mann International Equity Fund - a fund investing in marketable foreign equity securities.

         Horace Mann Socially Responsible Fund - a fund investing primarily in marketable equity securities of United States chartered companies which are determined to be socially responsible pursuant to criteria set forth in the funds Prospectus.

     This Prospectus sets forth the information an investor should know. Additional Information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1999. The Statement of Additional information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The Table of Contents of the Statement of Additional Information appears on page 21 of this Prospectus.

 THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUNDS.* PLEASE
       READ THESE DOCUMENTS CAREFULLY AND KEEP THEM FOR FUTURE REFERENCE.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR GUARANTEED BY ANY
  BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
                                AMOUNT INVESTED.

                 The date of this Prospectus is May 1, 1999.

*The Funds' Prospectus follows page 21 of the Horace Mann Life Insurance Company
 Separate Account Prospectus.

TABLE OF CONTENTS
                                                                           Page
Definitions                                                                   3
Summary                                                                       4
Condensed Financial Information                                               8
Horace Mann Life Insurance Company,
The Account and The Horace Mann Mutual Funds                                 10
         Horace Mann Life Insurance Company                                  10
         The Account                                                         10
         The Horace Mann Mutual Funds                                        10
         Administration                                                      11

The Contract                                                                 11
         Contract Owners' Rights                                             11
         Purchasing the Contract                                             11
         Purchase Payments                                                   12
           Amount and Frequency of Purchase Payments                         12
           Allocation of Purchase Payments                                   12
           Accumulation Units and Accumulation Unit Value                    12
         Transactions                                                        12
           Transfers                                                         12
           Changes in Allocation Instructions                                13
           Surrender Before Commencement of Annuity Period                   13
           Deferment                                                         13
           Confirmations                                                     14
         Deductions and Expenses                                             14
           Annual Maintenance Charge                                         14
           Mortality and Expense Risk Fee                                    14
           Surrender Charge                                                  14
           Operating Expenses of the Horace Mann Mutual Funds                14
           Premium Taxes                                                     14
         Death Benefit Proceeds                                              15
         Mandatory Minimum Distribution                                      15
         Income Payments                                                     15
           Income Payment Options                                            16
           Amount of Fixed and Variable Income Payments                      16
         Misstatement of Age                                                 17
         Modification of the Contract                                        17
Tax Consequences                                                             17
         Separate Account                                                    17
         Contract Owners                                                     18
           Contributions                                                     18
           Distributions Under Qualified Contracts                           18
           Distributions Under Non-Qualified Contracts                       19
           Penalty Tax                                                       19

Voting Rights                                                                20
Other Information                                                            20
Additional Information                                                       21

         THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
         Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of seven Subaccounts each of which invests in the corresponding Horace Mann Mutual Fund. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

         Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Income Payments begin.

         Annuitant: The recipient of Income Payments.

         Annuity Period: The period during which income payments are made to the Annuitant or the last surviving Joint Annuitant, if any.

         Annuity Unit: A unit of measurement used in determining the amount of variable Income Payment during the Annuity Period.

         Certificate: Each Participant under a group Contract is issued a Certificate summarizing the provisions of the Contract and showing participation in the retirement plan adopted by the Contract Owner.

         Contract: This Prospectus offers combination fixed and variable annuity Contracts to individuals as single premium Contracts and to both individuals and groups as flexible premium Contracts. The term "Contract" in this Prospectus generally will be used to describe Contracts issued to individuals and Certificates issued to Participants in a group plan.

         Contract Owner: The individual or entity to whom the Contract is issued. Under a group contract, all references to the Contract Owner refer to the Participant in a group plan.

         Contract Year: A year measured from the date a Contract (or a Certificate) was issued to an individual Contract Owner (or a Participant) and each anniversary of this date.

         Funds: The Horace Mann Mutual Funds ("Trust") consist of seven portfolios: Growth Fund, Balanced Fund, Income Fund, Short-Term Investment Fund ("Short-Term Fund"), Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940.

         Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.

         Maturity Date: The date Income Payments begin. The individual Contracts offered by this Prospectus describe the criteria for determining Maturity Dates.

         In addition, tax qualified plans often place certain limitations upon election of a Maturity Date. Generally, distributions under tax qualified plans must begin by April 1 following the calendar year in which the Contract Owner or Participant reaches age 701/2. See "The Contract - Mandatory Minimum Distribution."

         Net Purchase Payment: The balance of each Purchase Payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after applicable charges, or dividends reinvested after applicable charges.

         Participant: A person to whom a Certificate showing participation under a group Contract has been issued.

         Purchase Payment: An amount paid to Horace Mann Life Insurance Company for the Contract, the amount transferred from other Subaccounts, and any dividends reinvested.

         Qualified Plan: A tax-sheltered annuity as defined in Section 403(b) or a simplified employee pension plan as defined in Section 408(k) of the Internal Revenue Code ("IRC"). IRAs as defined in Section 408 could be qualified in some situations.

         Subaccount: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding portfolio of the Horace Mann Mutual Funds.

         Surrender Charge: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

         Valuation Date: The Valuation Date ends at the earlier of 3:00 p.m. central time or at the closing of the New York Stock Exchange. No valuations are made for any day that the New York Stock Exchange is closed and for 1999 no valuations are made for the day after Thanksgiving.

         Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

SUMMARY

         This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the Contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the Contracts only. As used in this Prospectus, "variable" means that value varies based on the investment performance of the subaccount selected. For information regarding the fixed portion, refer to the Contract.

         Detailed information about the Horace Mann Mutual Funds is contained in the Funds' Prospectus which immediately follows the HMLIC Separate Account Prospectus. Additional information about the Funds can be found in the Fund's Statement of Additional Information. The Funds' expenses, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.

WHAT IS "THE SEPARATE ACCOUNT"?

         The Horace Mann Life Insurance Company Separate Account (the "Account") segregates assets dedicated to the variable portion of the combination fixed and variable Contracts offered herein. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Account consists of seven Subaccounts, each investing in shares of the corresponding portfolio of the Horace Mann Mutual Funds; Growth Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund, and Socially Responsible Fund.

WHO MAY PURCHASE A HORACE MANN ANNUITY OFFERED BY THIS PROSPECTUS?

         Individuals, as well as groups, may purchase the combination fixed and variable flexible premium annuity. Individuals may also purchase the single premium plan. The Contracts offered by this Prospectus are designed to provide retirement benefits in connection with Section 403(b) Annuities, Individual Retirement annuities ("IRAs"), Roth IRA's, Simplified Employee Pension Plans ("SEPs") and non-qualified Retirement Annuities.

         The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("Investors"). Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with Investors. Investors, is a member of the National Association of Securities Dealers, Inc. ("NASD").

IS THERE A MINIMUM PURCHASE PAYMENT?
         The minimum annual Purchase Payment under a flexible premium Contract during any Contract Year is $225. Certain Individual Flexible Premium contracts may have larger minimums. The minimum Purchase Payment under a single premium Contract is $2,000. Contract Owners may elect to allocate all or part of the Purchase Payments to one or more Subaccount(s). The minimum Purchase Payment allocated to any Subaccount within any given Contract Year must equal or exceed $100. No Purchase Payments are required after the first Contract Year.
Under certain group plans the minimum may be reduced or eliminated.

WHAT ARE MY INVESTMENT CHOICES?

         (a) Separate Account
         Includes seven Subaccounts each of which invests in one of the following funds:

         Growth Fund--a fund investing primarily in common stocks of domestic companies.

         Balanced Fund--a fund investing directly or indirectly in a mix of common stocks, debt securities and money market instruments.

         Income Fund--a fund investing primarily in investment grade debt securities. Short-Term Investment Fund--a fund investing in short-term debt instruments.

         Small Cap Growth Fund--a fund investing primarily in small cap equity securities with earnings growth potential.

         International Equity Fund--a fund investing in marketable foreign equity securities.

         Socially Responsible Fund--a fund investing primarily in marketable equity securities of United States chartered companies which are determined to be socially responsible pursuant to criteria set forth in the Funds prospectus.

         b) Fixed Account (See the Contract)

     At anytime before the Contract's Maturity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. (Transfers from the fixed portion of the Contract into a Subaccount are treated like any other partial withdrawal from the fixed portion of the Contract, except that no surrender charge is imposed and the early withdrawal penalty is waived. If an amount transferred from the fixed account is surrendered within 365 days, the amount transferred will be subject to the applicable surrender and withdrawal penalties as if the money had been withdrawn from the fixed account. The penalty will not be charged if (1) the transfer occurred on a Scheduled Update (renewal date) or (2) if the Scheduled update occurred between the transfer and withdrawal or surrender date(s). The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount, whichever is less. See "The Contract-Transactions-Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?

         Unless restricted by his or her retirement plan or by the Internal Revenue Code ("IRC"), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the net asset value of an accumulation unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described on page 14 in this Prospectus.

WHAT ARE THE CHARGES OR DEDUCTIONS?

         Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0 to 3.5%.

     A mortality and expense risk fee (M&E Fee), computed and accrued weekly, is deducted from the account value. This fee will not exceed 1.25% of the Contract Owner's average value in a Subaccount on an annual basis but may be lower on some group plans and certain individual flexible premium products.

         A fixed annual maintenance charge of $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. This charge may be waived or lowered on certain group plans. Certain individual flexible premium products do not include this charge.

     No deduction for sales expense is charged on Purchase Payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders during the first five contract years. The charge may be lower on certain individual and group plans. In the first Contract Year the charge is 8% for the Flexible Premium Contract and 5% for the Single Premium Contract. The charge is taken from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the Net Purchases Payments to the Subaccount(s). See "The Contract--Transactions-- Surrender Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

         The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) Contracts except under certain circumstances. See "Tax Consequences." This Contract might not be suitable for short-term investment. See "The Contract--Transactions-- Surrender Before Commencement of Annuity Period." If I receive my Contract and am dissatisfied, may I return it?

         Subject to various state insurance laws, generally the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. The market value of the assets purchased by payments paid to the Account, less any taxes, if applicable, will be refunded.

WHEN CAN I BEGIN RECEIVING INCOME PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

         Payments will begin on the Maturity Date selected by the Contract Owner. Variable Income Payments are made in monthly installments. A lump sum payment may be made if the total Contract value is less than $2,000 or if monthly Income Payments at the Maturity Date would be less than $20. An optional Maturity Date and various income payment options are available under the Contract.

         Income Payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments:

Life Annuity with or without Certain Period, Joint and Survivor Life
Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

TABLE OF ANNUAL OPERATING EXPENSES

     The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the Account. A contract owner who invests in the Fixed Account would be subject to the annual maintance charge and surrender charges.

Horace Mann Life Insurance Company Separate Account
Contract Owner Transaction Expenses:(1)
         Maximum Surrender Charge as a percentage of amount surrendered(2)
           --for Single Payment Contracts..............................  5.00%
           --for Flexible Premium Contracts............................  8.00%

Annual Maintenance Charge(3) $25 Separate Account annual expenses, as a percentage of average account value:
         Mortality Risk................................................  0.45%
         Expense Risk..................................................  0.80%
Total Separate Account M&E Fee.........................................  1.25%

Horace Mann Mutual Funds
         Annual Operating Expenses of the Horace Mann Mutual Funds, as a percentage of average daily net assets:

                                                           Short-   Small Cap  International    Socially
                  Growth(4)6) Balanced(4)(6)  Income(4)    Term(5)  Growth(5)  Equity(5)        Responsible(5)
                  Fund        Fund            Fund         Fund     Fund       Fund             Fund
                  -------     --------        -------      ------   --------   ----------       -----------
Management Fee(7) 0.642%      0.642%          0.642%       0.367%   1.392%     1.092%           0.942%
Other Expenses:   0.185%      0.186%          0.570%       2.397%   0.530%     1.148%           0.377%
                  ------      ------          ------       ------   ------     ------           ------
Total Fund
Operating
Expense           0.827%      0.828%          1.212%       2.764%   1.922%     2.240%           1.319%

(1)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2)In some cases, the Surrender Charge does not apply. See "The
Contract--Transactions--Surrender Before Commencement of Annuity Period."

(3)The annual maintenance charge equals $25 per year, unless the Contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the Maturity Date. This charge may be reduced or eliminated on certain individual contracts and group plans.

(4)The Other Expenses are shown based on actual amounts for the fiscal year ended December 31, 1998, with the addition of the support services fees which were not instituted until March 1, 1999.

(5)The Other Expenses are shown based on actual amounts for the fiscal year ended December 31, 1998, with the addition of the support services fees, which were not instituted until March 1, 1999. Horace Mann Investors, Inc. voluntarily waived a portion of its Management Fee and reimbursed certain expenses during 1998. With such reimbursement, the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.267%, 0.465% and 0.832% for the Short-Term Investment Fund; 1.392%, 0.282% and 1.674% for the Small Cap Growth Fund; 1.092%, 0.547% and 1.639% for the International Equity Fund; and 0.942%, 0.282% and1.224% for the Socially Responsible Fund. See the "Investment Advisory Agreement" and "Other Services" section of the Horace Mann Mutual Funds Prospectus for a description of the contractual fee rates.

(6)Commission Credits--The subadvisers for the Growth and Balanced Funds seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally, they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Funds part of the commissions paid. With such commissions credits the Other Expenses and Total Fund Operating Expenses, respectively, actually were: 0.167% and 0.809% for the Growth Fund and 0.171% and 0.813% for the Balanced Fund.

(7)The "Management Fees" include both the advisory fee payable to Wilshire Associates, Inc. and the administration fee payable to Horace Mann Investors, Inc.

Example(1)
                                                                Short-   Small Cap                 Socially
                                    Growth   Balanced  Income   Term     Growth     International  Responsible
                                    Fund     Fund      Fund     Fund     Fund       Equity Fund    Fund
                                    -------  --------  -------  ------   --------   ----------     -----------
For Flexible Payment Contracts
If you surrender your Contract at the end
of the applicable time period:
You would pay the following expenses on a
$1,000 investment, assuming 5% annual
return on assets:
          1 year                    $104     $104      $108     $122     $114       $117           $109
          3 years                   $133     $133      $144     $186     $163       $172           $147
          5 years                   $116     $116      $135     $209     $170       $185           $140
         10 years                   $249     $249      $287     $428     $355       $383           $298

If you do not surrender your Contract:
You would pay the following expenses on a
$1,000 investment, assuming 5% annual
return on assets:
          1 year                    $ 22     $ 22      $ 26     $ 41     $ 33       $ 36           $ 27
          3 years                   $ 67     $ 67      $ 79     $124     $100       $109           $ 82
          5 years                   $116     $116      $135     $209     $170       $185           $140
         10 years                   $249     $249      $287     $428     $355       $383           $298
For Single Payment Contracts
If you surrender your Contract at the end of
the applicable time period:
You would pay the following expenses on a
$1,000 investment, assuming 5% annual
return on assets:
          1 year                    $ 73     $ 73      $ 77     $ 92     $ 84       $ 87          $ 78
          3 years                   $100     $100      $111     $155     $132       $141          $114
          5 years                   $116     $116      $135     $209     $170       $185          $140
         10 years                   $249     $249      $287     $428     $355       $383          $298
If you do not surrender your Contract:
You would pay the following expenses on a
$1,000 investment, assuming 5% annual
return on assets:
          1 year                    $ 22     $ 22      $ 26     $ 41     $ 33       $ 36          $ 27
          3 years                   $ 67     $ 67      $ 79     $124     $100       $109          $ 82
          5 years                   $116     $116      $135     $209     $170       $185          $140
         10 years                   $249     $249      $287     $428     $355       $383          $298
(1)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the "Other Expenses" shown on the fee table and average cash value of the average number of annuity Contracts in the accumulation phase during the 1998 calendar year. Actual expenses may by greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

   THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
  VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE
  REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING
              FUNDS. SEE "THE CONTRACT--DEDUCTIONS AND EXPENSES."

CONDENSED FINANCIAL INFORMATION
         The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. A copy of the financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing Horace Mann Life Insurance Company. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997.

                                                       Accumulation     Accumulation     # Units
                                                       Unit Value       Unit Value       Outstanding
                                                       Beginning of     End of           End of
Account Division                      Year Ended       Period           Period           Period
                                      ----------       ------------     ------------     -----------
         Growth Fund                  12/31/98         $25.66           $24.34           22,401,337
                                      12/31/97          23.76            25.66           18,317,985
                                      12/31/96          21.66            23.76           13,503,527
                                      12/31/95          17.64            21.66            9,499,642
                                      12/31/94          19.85            17.64            7,444,937
                                      12/31/93          19.49            19.85            5,271,528
                                      12/31/92          19.15            19.49            3,847,269
                                      12/31/91          16.64            19.15            3,244,626
                                      12/31/90          18.88            16.64            2,748,244
                                      12/31/89          17.30            18.88            2,349,405
         Balanced Fund                12/31/98         $19.82           $18.90           21,781,222
                                      12/31/97          18.94            19.82           18,709,483
                                      12/31/96          18.00            18.94           15,151,785
                                      12/31/95          15.26            18.00           12,085,917
                                      12/31/94          16.72            15.26           10,010,131
                                      12/31/93          16.22            16.72            7,470,133
                                      12/31/92          15.91            16.22            5,352,185
                                      12/31/91          14.19            15.91            4,274,088
                                      12/31/90          15.10            14.19            3,528,857
                                      12/31/89          13.48            15.10            2,697,026
         Income Fund                  12/31/98         $13.00           $13.24            1,006,166
                                      12/31/97          12.69            13.00              718,041
                                      12/31/96          13.03            12.69              817,803
                                      12/31/95          12.02            13.03              776,272
                                      12/31/94          13.06            12.02              746,535
                                      12/31/93          12.95            13.06              694,843
                                      12/31/92          12.92            12.95              566,223
                                      12/31/91          12.26            12.92              473,423
                                      12/31/90          12.35            12.26              415,716
                                      12/31/89          11.64            12.35              346,639
         Short-Term Fund              12/31/98         $ 9.99           $ 9.98              125,460
                                      12/31/97          10.03             9.99              114,103
                                      12/31/96          10.00            10.03              112,004
                                      12/31/95          10.08            10.00               95,982
                                      12/31/94          10.07            10.08              103,526
                                      12/31/93          10.09            10.07              106,595
                                      12/31/92          10.10            10.09               99,345
                                      12/31/91          10.37            10.10               94,194
                                      12/31/90          10.73            10.37              106,548
                                      12/31/89          10.49            10.73               96,997
         Small Cap Growth Fund        12/31/98         $11.70           $12.38            2,063,019
                                      12/31/97          10.00            11.70            1,219,124
         International Equity Fund    12/31/98         $10.27           $12.13              758,622
                                      12/31/97          10.00            10.27              451,401
         Socially Responsible Fund    12/31/98         $12.10           $12.99            2,513,258
                                      12/31/97          10.00            12.10              692,571

         Accumulation Unit Values shown above are reduced annually for dividend distributions from each underlying mutual fund. Dividend distributions are used to purchase additional Accumulation Units.
         Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 535-7123, or by telephoning (217) 789-2500 or (800) 999-1030
(toll-free).
         From time to time the Account may advertise total return for the subaccount. Total return may be used for all seven subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A Contract Owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.
         To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have ben reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

HORACE MANN LIFE INSURANCE COMPANY,
THE ACCOUNT AND
THE HORACE MANN MUTUAL FUNDS

HORACE MANN LIFE INSURANCE COMPANY
         Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
         HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

THE ACCOUNT
         On October 9, 1965, HMLIC established the Account under Illinois law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Income Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amount of variable Income Payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts. The Horace Mann Mutual Funds
         The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a Fund.

         The primary investment objective of the Growth Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Growth Fund invests substantially all of its assets in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Brinson Partners, Inc ("Brinson Partners") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Growth Fund.
         The primary investment objective of the Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments. Wellington Management, Brinson Partners and Mellon Equity serve as the investment subadvisers to the Balanced Fund.
         The primary investment objective of the Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in U.S. investment grade fixed income securities. Wellington Management serves as the investment subadviser to the Income Fund.

         The primary investment objective of the Short-Term Fund is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Wellington Management serves as the investment subadviser to the Short-Term Fund.

         The investment objective of the Small Cap Growth Fund is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc.("BlackRock") serves as investment subadviser to the Small Cap Growth Fund.
         The primary investment objective of the International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Scudder Kemper Investments, Inc. ("Scudder Kemper") serves as the investment subadviser to the International Equity Fund.


         The investment objective of the Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests primarily in marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned financially strong U.S.-based companies). Investments in equity securities are limited to issuers which the subadviser determines:

                  1. Do not produce tobacco products;

                  2. Do not produce alcoholic beverages;

                  3. Do not own and/or operate casinos or manufacture gaming devices;

                  4. Do not produce pornographic materials;

                  5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

                  6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

                  7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

         Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Scudder Kemper serves as the investment subadviser to the Socially Responsible Fund.
         Detailed information on the Funds is contained in the Funds' Prospectus which accompanies this Prospectus.

ADMINISTRATOR: HORACE MANN INVESTORS, INC.
         Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of Horace Mann Life Insurance Company ("HMLIC"), serves as administrator to the Funds pursuant to an Administration Agreement dated March 1, 1999 with the Trust (the "Administration Agreement"). Investors provides for the management of the business affairs of each fund, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of each fund's business affairs. Under the current administration agreement, the Funds agree to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Funds, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

         For the services and facilities furnished to the Funds, Investors receives a fee based upon the combined assets of the Funds as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, Investors has indicated that it intends upon implementation to waive the majority of the administrative fees charged to the Balanced Fund directly. In addition, Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Growth Fund and Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Growth and Income Fund.

THE CONTRACT

CONTRACT OWNERS' RIGHTS
         A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or on a non-qualified basis. Qualified and non-qualified contracts receive different tax treatment. See "Tax Consequences."
         To participate in a qualified plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.
         Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, to designate a payee and to agree to a modification of the Contract terms.
         This Prospectus describes only the variable portions of the Contract. On the Maturity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Income Payments.

PURCHASING THE CONTRACT
         The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("Investors"). HMLIC has entered into a distribution agreement with Investors, principal underwriter of the Account. Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

         In order to purchase a Contract offered by this Prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to
Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form.

         Applications for Contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request that the applicant furnish additional information needed to process the application. The initial Purchase Payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial Purchase Payment, unless otherwise directed by the applicant.
         Sales commissions are paid by HMLIC. Sales commissions typically range from 2% to 6% of Purchase Payments received.

PURCHASE PAYMENTS
         Amount and Frequency of Purchase Payments--The minimum annual Purchase Payment under a flexible premium Contract is $225. Payments may be made in a lump sum or installments. The minimum monthly Purchase Payment is $25. No Purchase Payments are required after the first Contract Year. The minimum Purchase Payment under a single premium Contract is $2,000. Under certain individual contracts and group plans the minimum may be reduced or eliminated. In addition, some individual contracts require a minimum Purchase Payment of $50,000, $100,000 or $250,000.
         The IRC limits the amounts which may be contributed to qualified plans. See "Tax Consequence--Contract Owners Contributions."
         Allocation of Purchase Payments--All or part of the Purchase Payments made may be allocated to one or more subaccounts. The minimum Purchase Payment amount allocated to any subaccount in any given Contract Year must equal or exceed $100.
         Accumulation Units and Accumulation Unit Value--The number of Accumulation Units purchased by Purchase Payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is based on the investment experience of the underlying Fund.
         Accumulation Units are valued on each Valuation Date. The accumulation unit value of each subaccount is equal to the net asset value of the underlying Fund (computed by dividing the net assets of a mutual fund by the outstanding number of mutual fund shares on each Valuation Date). Dividends declared by the underlying Fund of each subaccount, net of applicable deductions and charges, are used to purchase additional Accumulation Units. To the extent that deductions and charges exceed dividends, Accumulation Units will be surrendered. The accumulation unit value of the Growth Fund was established at $16.87 on October 9, 1965. The accumulation unit value of the Balanced Fund, Income Fund and Short-Term Funds was established at $10.00 on February 1, 1983. The accumulation unit value of the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund was established at $10.00 on March 10, 1997.

TRANSACTIONS
         Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed portion of the Contract, prior to the Maturity Date. (Transfers from the fixed portion of the Contract into a subaccount are treated like any other partial withdrawal from the fixed account, except that the early withdrawal penalty is being waived. If an amount transferred from the fixed account is surrendered or withdrawn within 365 days, the amount transferred will be subject to the applicable surrender charge and early withdrawal penalty as if the money had been withdrawn from the fixed account. The penalty will not be charged if (1) the transfer occurred on a Scheduled Update (renewal date) or (2) if the Scheduled update occurred between the transfer and withdrawal or surrender date(s)). The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.
         A Contract Owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the Contract Owner, or for telephone transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state either the dollar amount or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective either on a date specified in the request, provided that date falls on or after receipt of the request at the Home Office, or on the first Valuation Date following receipt of the request by the Home Office.
         Up to twelve transfers not extending beyond a twelve month period) may be pre-scheduled at any point in time. Transfers can be pre-scheduled by following the procedures in the paragraph above. See "Other Information-Forms Availability." If Contract Owner decides to cancel a pre-scheduled transfer arrangement, he or she must notify the Home Office either in writing or by calling (800) 999-1030 or Telefacsimile (FAX) (217) 527-2307 prior to the next designated transfer date.

         Changes in Allocation Instructions--A Contract Owner may elect to change the allocation of future Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile
(FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the Contract Owner, (2) include the Contract Owners's name and Contract number, and (3) specify the new allocation percentage for each subaccount. If allocations are made to the fixed portion of the Contract or to one or more subaccounts, the percentages must total 100%. Changes in allocation instructions are effective either on a date specified in the request, provided that date falls on or after receipt of the request in the Home Office, or on the first Valuation Date following receipt of the request by the Home Office. See "Other Information--Forms Availability."
         Surrender Before Commencement of Annuity Period--Values may not be withdrawn from Section 403(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Income Payments begin.
         The surrender or partial withdrawal value is determined on the basis of the accumulation unit value next computed following the receipt of the request for surrender or partial withdrawal in the Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."
         A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable by HMLIC; telefaxsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner. A surrender request must be in a form acceptable by HMLIC; telefaxsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences and Other Information--Forms Availability."
         Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first Valuation Date following receipt of the request at the Home Office.

         Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.
         Surrenders and partial withdrawals from any variable subaccount are subject to the Surrender Charges shown in "Deductions and Expenses--Surrender Charges".

         HMLIC Surrender Charges are applied to the withdrawals based on the date the account is opened and not on the date the premium is paid. Under certain group plans the surrender charges may be reduced.
         Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the Contract value; and (2) the Contract has been in force for two or more Contract Years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first Valuation Date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals may be subject to Surrender Charges.
         Any request for partial withdrawal, where the withdrawal is subject to a Surrender Charge, will be increased by the amount of the Surrender Charge. For example, a request to withdraw $3,000 at a 4% Surrender Charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Surrender Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.
         The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of Net Purchase Payment(s) to a subaccount during the lifetime of the Contract. For example, if a Contract Owner's subaccount value is $12,000 and Purchase Payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the Surrender Charge may not exceed 8.5% of $1,666.66 (one sixth of the Purchase Payment(s) to which the withdrawal relates).
         If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.
         Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Income Payments. The value of the Contract is determined as of the Valuation Date on which the request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Account.

         Confirmations--HMLIC mails written confirmations of Purchase Payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders, are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
         If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll free). Deductions and Expenses
         Annual Maintenance Charge--An annual maintenance charge of $25 is deducted from each Contract on the Contract anniversary date unless the contract value equals or exceeds $10,000. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the variable subaccount(s) have any value.
         Charges for annual maintenance cease on the Maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the Contract anniversary date.
         The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract.
         Mortality and Expense Risk Fee--For assuming mortality and expense risk, HMLIC applies an asset charge to the account value of each Contract. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the average net variable account value based on the date of calculation (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee accumulates on a weekly basis at a rate of .0238268%(for a fee of 1.25, see below for other rates) of the net variable account value as of the date of the calculation. The accumulated value of the fee is deducted annually (usually at the time the Trust declares dividends) from each subaccount or upon any surrender, partial withdrawal or transfer of value accruing before such annual deduction with the necessary number of units, at the then current accumulation unit value, being redeemed to equal the dollar amount of the charges owed.

Initial              Mortality and
Contract             Expense
value                Risk Fee        Weekly Factor
Less than $50,000    1.25%           .0238268%
$50,000+             1.15%           .0219313%
$100,000+            1.05%           .0200340%
$250,000+            0.95%           .0181348%

Surrender Charges--Values may not be withdrawn from Section 403(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Income Payments begin. The products reflected below may not be available in all states.

During                                                                    Single
Contracts         Flexible Premium                                       Payment
Year              (based on cash value at issue)                       Contracts
                                   Under age 55
           Under $50,000     $50,000+         $100,000+     $250,000+
1          8%                7%               6%            6%                5%
2          8%                6%               5%            5%                4%
3          6%                5%               5%            5%                3%
4          4%                5%               5%            5%                2%
5          2%                5%               5%            5%                1%
Thereafter 0%                0%               0%            0%                0%

                             Age 55+
1          8%                7%               6%            6%                5%
2          8%                6%               5%            5%                4%
3          6%                5%               4%            4%                3%
4          4%                4%               3%            3%                2%
5          2%                3%               2%            2%                1%
6          0%                2%               1%            1%                0%
7          0%                1%               0%            0%                0%
Thereafter 0%                0%               0%            0%                0%

For further information regarding surrender or partial withdrawals see "Surrender Before Commencement of Annuity Period."

         Operating Expenses of the Horace Mann Mutual Funds--There are deductions from and expenses paid out of the assets of the Funds that are described in the Funds' Prospectus which accompanies this Prospectus.
         Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of Purchase Payments made under this Contract. The premium tax, if any, is deducted either when payments are received or when an amount is applied to provide an annuity at the Maturity Date, depending upon the applicable law.

DEATH BENEFIT PROCEEDS
         If a Contract Owner dies before the Maturity Date, the Contract value, or the amount of Purchase Payments less any withdrawals, whichever is greater, will be paid to the beneficiary designated by the Contract Owner. The Contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Under some group plans and certain individual flexible premium products the death benefit may include an annual increase in value. Proof of death includes a certified death certificate and a completed claimant's statement.
         All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments-Income Payment Options." If the form of Income Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.
         For all Contracts issued in connection with this Prospectus, except Roth IRAs, if the Contract Owner dies before Income Payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the Income Payments begin no later than December 31 of the calendar year following the Contract Owner's death. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.
         If the designated beneficiary is the Contract Owner's surviving spouse, Income Payments may be deferred until April 1 following the calendar year in which the Annuitant would have reached age 701/2. For non-qualified annuities, a designated beneficiary which is a surviving spouse may defer distributions until he or she reaches age 701/2. However, if the surviving spouse dies before distributions begin under any non-qualified Contract issued in connection with this Prospectus, the five-year rule and its exceptions, explained in the preceding paragraph, will apply to his or her beneficiary.
         If the Contract Owner dies on or after the Maturity Date, the remaining portion of the interest in the Contract undistributed at the time of the Contract Owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the Contract Owner's death.

MANDATORY MINIMUM DISTRIBUTION
         Qualified plans are subject to distribution requirements of the IRC. A distribution must occur each calendar year once a Contract Owner reaches age 701/2. The Contract Owner may elect to defer the first distribution until April 1 of the year following his or her attainment of age 701/2. Should the first payment be deferred, the Contract Owner must take two distributions in the calendar year following attainment of age 701/2.
         Generally, the amount of the mandatory minimum distribution depends on the Contract value and the life expectancy of the Contract Owner. Under Mandatory Minimum Distribution requirements, distributions must be made for the life (or lives) or a period not exceeding the life expectancy (or joint life expectancy) of the Contract Owner (or the Contract Owner and a designated beneficiary). To begin mandatory distributions the Contract Owner must contact the Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657.
         The Internal Revenue Service has indicated that a Contract Owner who can verify the December 31, 1986 balance in his or her Section 403(b) annuity, can delay distribution of that amount until the end of the calendar year in which he or she turns age 75. At that time, the December 31, 1986 balance is subject to the minimum distribution requirements. The December 31, 1986 balance includes deposits received and any interest earned as of December 31, 1986. Deposits received after that date, interest on those deposits, and interest earned on the December 31, 1986 balance are subject to the age 701/2 distribution requirements. Also, 403(b) Contract Owner's who have not separated from service can delay their distributions until after they separate from service (ie.
quit teaching).
         Failure to take the required distributions results in the imposition of a penalty tax equal to one-half (50%) of the difference between what was and what should have been distributed. In addition, income tax is due on the full amount that should have been distributed. Further, any distribution from a 403(b) contract in excess of the mandatory minimum distribution is subject to a 20% federal income tax withholding. Roth IRA's are not subject to Mandatory Distribution. See "Tax Consequences."

INCOME PAYMENTS
         The Contract provides for fixed or variable income payment options or a combination of both. The Contract Owner may elect to have Income Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Income Payments a properly completed request form must be received in the Home Office. The request will be processed so that the Income Payments begin on the first of the month following the month of receipt unless a later date is requested and approved by the Company. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we received the request in the Home Office. Generally, at the time an income payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information-Forms Availability" and "Tax Consequences."

         In general, the longer Income Payments are guaranteed, the lower the amount of each payment. Fixed Income Payments are paid in monthly, quarterly, semi-annual & annual installments. Variable Income Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide Income Payments less than $20 per month at the Maturity Date, then the Contract value may be paid in a lump sum.

INCOME PAYMENT OPTIONS
         The following income payment options are available on a variable basis unless otherwise stated.
         Life Annuity with or without Period Certain--The life option guarantees Income Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15, 20 years) and the Annuitant dies before the end of the period, Income Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Income Payment may be made if the Annuitant's death occurred before the due date of the second Income Payment. This option usually provides the largest Income Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Income Payment has been made.

         Joint and Survivor Life Annuity--This life only option provides lifetime Income Payments during the lifetimes of two Annuitants. After one annuitant dies, the Income Payments will continue during the lifetime of the survivor based on the survivor percentage elected (ie, 100%, 50%, etc.). The Income Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Income Payment has been made.
         Income for Fixed Period--This option provides Income Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Income Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Income Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deduction and Expenses--Surrender Changes" for the appropriate rate. This option is available on a fixed payment basis only.
         Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Income Payments due, if any, or the beneficiary may request the present value, if any, of the remaining Income Payments. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Income Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deduction and Expenses--Surrender Changes" for the appropriate rate. This option is available on a fixed payment basis only.
         Interest Income Payments--This option provides Income Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age 701/2, Interest Income Payments may continue, however, the total annual distribution must meet the Minimun Mandatory Distribution requirements of the IRC. The Annuitant may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request subject to surrender penalties if applicable.. The request must be made prior to the end of the period that the Annuitant agreed to receive Income Payments. See "Mandatory Minimum Distribution." This option is available on a fixed payment basis only.
         Other Income Options--If the Annuitant does not wish to elect one or more income payment options, the Annuitant may:

                  a) receive the proceeds in a lump sum, or
                  b) leave the Contract with HMLIC and receive the value under the mandatory minimum distribution requirements of IRC Section 401(a)(9), see "Mandatory Minimum
         Distribution," or
                  c) elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE INCOME PAYMENTS
         In general, the dollar amount of Income Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of Accumulation Units credited to each subaccount by its respective accumulation unit value, less any accumulated Mortality & Expense Risk fee. Contract value may be more or less than the amount of Net Purchase Payments allocated to the Contract.

         Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a fixed Income Payment. Guaranteed fixed Income Payments will not change regardless of investment, mortality or expense experience. Higher Income Payments may be made at the sole discretion of HMLIC.
         Variable Income Payments--- The amount of the first monthly variable Income Payment is determined from the income option tables in the Contract. The tables show the amount of the Income Payment for each $1,000 of value allocated to provide Income Payments. The income option tables vary with the form of income option payment selected and adjusted age of the Annuitant(s).
         The first monthly variable Income Payment is used to calculate the number of variable annuity units for each subsequent monthly Income Payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either Annuitant by the survivor percentage elected.
         The amount of monthly Income Payments following the first variable Income Payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income Payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between Valuation Dates to reflect the investment experience of each subaccount.
         Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable Income Payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable Income Payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 3.0% per annum.
         Annuity Unit Value--The variable annuity unit value for the Growth, Balanced, and Income Fund was set at $10.00 as of the date amounts first were allocated to provide Income Payments. The variable annuity unit value for the Short-Term Fund, International Fund, Small Cap Fund and Socially Responsible Fund also have been set at $10.00, however, no Income Payments have been paid from these subaccounts. The current variable annuity unit value is equal to the prior variable annuity unit value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month plus the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying Fund on the last business day of the current month, plus any dividends or other distributions, by the net asset value of a share on the last business day of the preceding month, and multiplying this result by the investment multiplier.

MISSTATEMENT OF AGE
         If the age of the Annuitant has been misstated, any Income Payment amount shall be adjusted to reflect the correct age. If the Income Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Income Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT
         The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

         HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their Purchase Payments be allocated to a portfolio within the Trust other than one or more of the seven currently offered Horace Mann Mutual Funds. If any shares of the Trust's seven portfolios are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (i) shares of another portfolio may be substituted for existing Fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of portfolio with investment objectives similar to those of the Fund it replaces.

TAX CONSEQUENCES

SEPARATE ACCOUNT
         The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Income Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS
         Contributions--Under IRC Section 403(b), Purchase Payments made by public school systems, churches, or certain tax-exempt organizations to purchase annuities for their employees are excludable from the gross income of the employee to the extent that aggregate Purchase Payments for the employee do not exceed certain limitations imposed by the IRC. Further, any amounts credited to the Contract Owner's account are not taxable until such amounts are distributed. If the Contract is used for a tax-sheltered annuity described in IRC Section 403(b) or simplified employee pension plan described in IRC Section 408(k) or ("qualified plans"), contributions made by an employer through a salary reduction plan are permitted up to prescribed limits.
         Generally, IRC Section 403(b) imposes a limitation on the amount of tax-deferred Purchase Payments that may be made in a calendar year equal to 20% of an employee's compensation includable in gross income for that year. Adjustments to this limitation are made based upon the Contract Owner's years of service with his or her employer and take into account the Contract Owner's prior and current contributions to qualified plans. The Section 403(b) limitation also is adjusted for any amounts deferred in prior taxable years under an eligible deferred compensation plan as defined by IRC Section 457. In addition, IRC Section 415 imposes a 25% limitation on total pre-tax contributions to all tax-qualified plans. No limitations are imposed on the amount of contributions made to a non-qualified contract.
         If the Contract is used as a traditional IRA, subject to certain limitations, all or a portion of the contribution up to $2,000 ($4,000 for a spousal IRA) may be deducted from gross income. The same contribution limits apply to the Roth IRA, however, it is funded with after tax dollars. The maximum annual contributions for all IRAs (including Roth IRA's) is $2,000. Contributions to a simplified employee pension plan contract generally may not exceed 15% of compensation or $26,000, whichever is less. Until a taxable distribution occurs, no federal income tax is payable by the Contract Owner on Purchase Payments and investment earnings of a Contract purchased for a qualified plan or a deductible IRA. No limitations are imposed on the amount of contributions made to a nonqualified contract.

         Effective January 1, 1989, the IRC imposes restrictions on distributions (i.e., partial withdrawals or surrenders) from annuity contracts qualified under IRC Section 403(b). IRC Section 403(b)(11) requires that for these annuity contracts to receive tax-deferred treatment, the following distribution restrictions must be applied to contributions and all earnings credited after December 31, 1988.

DISTRIBUTIONS MAY BE PAID ONLY:
         (1) When the employee attains age 591/2, separates from service, dies, or becomes disabled (within the meaning of IRC Section 72(m)(7)), or
         (2) In hardship cases and cannot exceed contributions made through a salary reduction agreement. Distribution of any income attributable to these contributions is prohibited(IRC 403(b)(11)(B)).

         Distributions Under Qualified Contracts--The IRC subjects qualified plans to certain mandatory minimum distribution requirements. See "The Contract-Mandatory Minimum Distribution."

         If certain requirements are met, full or partial distributions other than mandatory minimum distributions, either may be rolled over or exchanged on a tax-free basis from one plan to another in accordance with IRC Section 1035 or Revenue Ruling 90-24. Distributions from an IRC Section 403(b) Contract may be rolled over to another IRC Section 403(b) Contract or to an IRA. Distributions from an IRA may be rolled over to another IRA or to an IRC Section 403(b) Contract if the IRA contains only amounts rolled over from a 403(b) plan. Roth IRA's can only accept rollover money from a traditional IRA or another Roth.
         Effective January 1, 1993, federal tax law requires HMLIC to withhold for ordinary income tax purposes, 20% of any distributions from annuity Contracts or plans qualified under IRC Section 403 with the exception of the following:
         (1) eligible rollover distributions made directly to another trustee,
(2) periodic payments received over the Contract Owner's lifetime, (3) periodic payments received under the minimum required distribution rules, or (4) periodic payments received over a period of ten years or more.
         The Contract Owner, after receiving a distribution that is subject to the 20% withholding tax, may elect to rollover the distribution within 60 days of receiving it. However, in order to qualify the entire distribution as a rollover, the Contract Owner must replace the 20% withheld when making the rollover payment. If the 20% is not replaced, the amount withheld will be subject to ordinary income taxes and a possible 10% tax penalty if the distribution occurred before age 591/2.
         All distributions, with the exception of a return of nondeductible employee contributions and certain Roth distributions, received from a qualified plan or an IRA are includable in gross income in the year paid. Once Income Payments begin, any nondeductible contributions are recovered tax-free as a portion of each Income Payment. Under certain limited circumstances, an individual may elect forward averaging with respect to a lump sum distribution.
         For any distribution not subject to the 20% withholding, HMLIC is required to withhold federal income tax unless the Contract Owner elects not to have federal income tax withheld. After an election is made with respect to Income Payments, a Contract Owner may revoke the election at any time. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election. Contract Owners are required by law to provide their correct taxpayer identification numbers ("TIN") to HMLIC. If the Contract Owner is an individual, the TIN is his or her Social Security number.

         If the designated beneficiary is not the Contract Owner's spouse, then at least 50% of the present value of the amount available for distribution must be paid within the life expectancy of the Contract Owner of an IRA or a qualified plan. Each payment to the beneficiary must be no less than each payment to the Contract Owner.

         Distributions Under Non-Qualified Contracts - Contract Owners of non-qualified Contracts are not subject to federal income tax on earnings until Income Payments are received under the Contract. Contract Owners of non-qualified contracts are not subject to the minimum distribution requirements.

         A distribution by surrender or partial withdrawal during the accumulation period may subject the Contract Owner to federal income tax. For this purpose, an assignment or pledge (or agreement to assign or pledge) is considered a distribution.
         If the distribution is a full surrender, the Contract Owner is taxed on the amount distributed, less Purchase Payments reduced by any prior partial withdrawals which were not subject to income tax.
         A distribution by partial withdrawal is deemed to come first from any previously untaxed accumulation and then from principal. The Contract Owner is subject to income tax on any previously untaxed accumulation which is distributed.
         Purchase Payments may also be made by means of a full tax free exchange of annuity contracts under IRC Section 1035. Contracts exchanged under IRC
Section 1035 after January 18, 1985 will be subject to the annuity income tax rules of IRC Section 72 in effect after that date, with exceptions set forth below regarding the first-in first-out treatment of contracts issued prior to August 14, 1982. See below "Penalty Tax."
         If distributions are made pursuant to an income payment option, that portion of each Income Payment which represents the Contract Owner's investment in the Contract is excluded from gross income for federal income tax purposes. The "investment in the Contract" is equal to total Purchase Payments to the Contract less the portion of any periodic distributions that were excluded from the individual's gross income. Once the Contract Owner's investment is returned in full, the entire amount of each Income Payment is taxable as ordinary income.
         Penalty Tax--Distributions to a Contract Owner under a qualified plan or IRA are subject to a 10% penalty tax unless the distributions are received:

                  (1) on or after age 591/2,
                  (2) on account of death,
                  (3) on account of disability, as defined in IRC Section 72(m)(7),

                  (4) pursuant to a qualified domestic relations order, as defined in IRC 414(p),
                  (5) for deductible medical expenses in excess of 71/2% of adjusted gross income,
                  (6) on account of separation from service after age 55, or

                  (7) as a series of substantially equal payments for the life or a period not exceeding life expectancy of the Contract Owner, or the lives or a period not exceeding the joint life expectancy of the Contract Owner and a designated beneficiary.

         Taxable distributions from non-qualified Contracts received prior to age 59 1/2 are also subject to a 10% penalty tax unless the distribution is made after the Contract Owner's death or disability, received as part of substantially equal periodic payments for the Contract Owner's lifetime, or attributable to Purchase Payments made prior to August 14, 1982. In addition, for non-qualified Contracts issued during the period August 14, 1982 through January 18, 1985 and for additional Purchase Payments to non-qualified Contracts issued prior to August 14, 1982, the penalty tax will not apply to distributions attributable to Purchase Payments paid ten years or more prior to the distribution. For this purpose, distributions will be attributed to Purchase Payments on a "first-in first-out" basis (i.e. to the earliest Purchase Payment which has not been fully allocated to prior distributions.)

         Roth IRAs are not subject to the 10% penalty if;

         The contract has been inforce for five years, and;

         The Annuitant has attained age 59 1/2; or

         when used to purchase a first home not to exceed $10,000 (as adjusted by the IRA);or

         The annuitant becomes disabled as defined in IRC Section 72(m)(7); or

         The distribution is made after the death of the Annuitant.

         The preceding discussion is informational only and is not to be considered tax advice. Contract Owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

VOTING RIGHTS
         Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Funds held by the Separate Account at all shareholder meetings.
         The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Fund shares.

OTHER INFORMATION
         Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.
         Registration Statement--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this Prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.
         Contract Owner Communications--To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll free).
         HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.
         Contract Owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.
         Forms Availability--Specific forms are available from HMLIC to aid the Contract Owner in affecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

         NASD Regulation's Public Disclosure Program--Information about Horace Mann Investors, Inc. and your agent is available from the National Association of Securities Dealers (NASD) at www.nasdr.com or by calling (800) 289-9999.

         Year 2000 Readiness--HMLIC relies on computer systems to maintain customer accounts and records and process customer account transactions. Because of the way that computers have historically stored dates, some of these systems currently may not be able to correctly process activity occurring in the year 2000. By early 1995, HMLIC had a comprehensive plan developed to update these systems. HMLIC expects, but there can be no absolute assurance that, the necessary work will be completed on a timely basis.

ADDITIONAL INFORMATION

         A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

Topic                                          Page
-----                                          ----
General Information and History                   2
Investment Experience                             2
Underwriter                                       3
Financial Statements                              3

         To receive, without charge, a copy of the 1998 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account and/or the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

                  Horace Mann Life Insurance Company
                  P.O. Box 4657
                  Springfield, Illinois 62708-4657

Please provide free of charge the following information:
         1998 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account.
         Statement of Additional Information dated May 1, 1999 for the Horace Mann Mutual Funds.

         Statement of Additional Information dated May 1, 1999 for the Horace Mann Life Insurance Company Separate Account.

         Please mail the above documents to:

         --------------------------------------------
         (Name)

         --------------------------------------------
         (Address)

         --------------------------------------------
         (City/State/Zip)

Statement of Additional Information

Variable tax deferred annuity contracts
Qualified and non-qualified plans

Horace Mann Life Insurance Company
Separate Account



May 1, 1999

                       STATEMENT OF ADDITIONAL INFORMATION




                       HORACE MANN LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT




                              Individual and Group
           Flexible Payment and Individual Single Payment Variable Tax
                           Deferred Annuity Contracts



                       Horace Mann Life Insurance Company



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus, dated May 1, 1999, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectus may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning toll-free (800) 999-1030.



                                   May 1, 1999


                                TABLE OF CONTENTS

            Topic                                                Page

            General Information and History..................     2
            Investment Experience............................     2
            Underwriter......................................     3
            Financial Statements.............................     4

                         GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Account"). HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.



                              INVESTMENT EXPERIENCE
                 (Applies to Annuity Alternative Contracts Only)(5)
                                December 31, 1998



TOTAL RETURN DATA
                                                AVERAGE ANNUAL TOTAL RETURN(1)
(Based on a $1,000
investment)(2)                                 1 YR         5 YRS         10 YRS



Growth Fund Account Division
  With Redemption(3)                         (2.28)%        15.81%        14.83%
  Without Redemption                          6.22%         15.81%        14.83%
Balanced Fund Account Division
  With Redemption(3)                         (2.24)%        12.32%        12.37%
  Without Redemption                          6.26%         12.32%        12.37%
Income Fund Account Division
  With Redemption(3)                         (1.83)%         5.21%         7.18%
  Without Redemption                          6.67%          5.21%         7.18%
Short-Term Fund Account Division
  With Redemption(3)                         (4.71)%         3.46%         3.84%
  Without Redemption                          3.57%          3.46%         3.84%
Small Cap Growth Fund Account Division(4)
  With Redemption(3)                         (3.81)%
  Without Redemption                          4.56%
International Equity Fund Account Division(4)
  With Redemption(3)                          8.99%
  Without Redemption                         17.49%
Socially Responsible Fund Account Division(4)
  With Redemption(3)                         (0.15)%
  Without Redemption                          8.35%



1 In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

2 To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

3 With redemption reflects performance of a surrendered contract. Redemption has no effect on return after the initial five-year contract period.

4 Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997.


5 Annuity Alternatities refers to the Combination Annuity Contract offered by Horace Mann Life Insurance Co.


This performance data represents past performance. Investment return and the principal value of an investment may fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. All charges as shown in the Prospectus fee tables are reflected in this data, with the exception of the annual maintenance charge and premium taxes.

The total return quotations are based on the average annual compounded rates of return over one, five, and ten year periods ended December 31, 1998. Small Cap Growth, International Equity and Socially Responsible Funds commenced operations on March 10, 1997. Total return is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value.

The performance data contained in this Statement of Additional Information is based on the fees and charges for the flexible payment Contracts currently offered by the Company. Prior Contracts, single premium contracts, and certain group plans have different fees and charges; therefore these performance calculations are not valid for those contracts.

                                   UNDERWRITER

HMLIC offers and sells the Contract on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. (NASD). HMLIC contracts with Investors, principal underwriter of the Account, to distribute the variable contracts of HMLIC. Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.


Commissions paid to Investors were $3,879,547, $5,781,260,and $7,465,597 for the years ended 1996, 1997 and 1998, respectively. Investors does not retain any of these commissions. Commissions received by Investors are paid to registered representatives who sell contracts offered by this Prospectus.


                              FINANCIAL STATEMENTS


KPMG LLP, independent auditors for the Account and HMLIC, has offices at 303 East Wacker Drive, Chicago, Illinois 60601. KPMG LLP representatives perform an audit of the financial statements of the Account annually and provide accounting advice and services related to Securities and Exchange Commission filings throughout the year and perform an annual audit of the statutory financial statements of HMLIC.


The financial statements of the Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Account for the year ended December 31, 1998. A copy of this Annual Report accompanies the Statement of Additional Information. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' reports thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

         HORACE MANN LIFE INSURANCE COMPANY

         Statutory Financial Statements

         December 31, 1998 and 1997

         (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report


The Board of Directors
Horace Mann Life Insurance Company:


We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 1998 and 1997, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in notes 1 and 7 to the statutory financial statements, the Company prepared these statutory financial statements using accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois, which practices differ from generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1998.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 1998, on the basis of accounting described in note 1.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedule is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.



April 9, 1999

                                                                    KPMG, LLP

                       HORACE MANN LIFE INSURANCE COMPANY

                       Statutory Financial Statements

                       December 31, 1998 and 1997

                       (With Independent Auditors' Report Thereon)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 1998 and 1997

(In thousands)
--------------------------------------------------------------------------------
Admitted Assets                                         1998                1997
--------------------------------------------------------------------------------

Cash and investments:
    Bonds                                         $2,009,455          $1,958,250
    Common stocks                                         78                 806
    Mortgage loans on real estate                     38,429              45,136
    Real estate                                          173               5,530
    Policy loans                                      54,027              48,640
    Cash                                               4,166               1,157
    Short-term investments                           101,439              88,144
    Receivable for securities                          3,305               1,016
    Other invested assets                                 70                  71
--------------------------------------------------------------------------------

Total cash and investments                         2,211,142           2,148,750

Life insurance premiums deferred
    and uncollected                                   43,218              41,238

Accident and health premiums due
    and unpaid                                           797               1,103

Investment income due and accrued                     29,706              32,227

Other assets                                           4,576               3,368

Variable annuity assets                            1,122,739             959,760
--------------------------------------------------------------------------------

Total admitted assets                             $3,412,178          $3,186,446
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 1998 and 1997

(In thousands, except share data)
--------------------------------------------------------------------------------

    Liabilities and Capital and Surplus                 1998                1997
--------------------------------------------------------------------------------

Policy liabilities:
    Aggregate reserves:
       Life and annuity                           $1,856,379          $1,822,379
       Accident and health                            17,619              17,497
    Unpaid benefits:
       Life                                            6,822               6,163
       Accident and health                             1,227               4,521
    Policyholder funds on deposit                    116,012             111,977
    Policyholder dividends payable
       in the following year                             80                  100
    Remittances not allocated                         2,901                1,742
--------------------------------------------------------------------------------

Total policy liabilities                          2,001,040            1,964,379

Accrued expenses                                      2,764                6,432
Asset valuation reserve                              16,153               16,484
Interest maintenance reserve                         18,619               15,331
Federal income tax payable                                -                1,105
Funds held for loaned securities                     87,217               56,438
Payable to parent, subsidiaries and affiliates            -                5,810
Transfer from separate accounts                      (9,451)             (8,033)
Other liabilities                                     7,760                7,282
Variable annuity liabilities                      1,118,890              956,253
--------------------------------------------------------------------------------

Total liabilities                                 3,242,992            3,021,481
--------------------------------------------------------------------------------

Capital and surplus:
    Capital stock, $1 par value.
       Authorized 5,000,000 shares,
       2,500,000 shares outstanding                   2,500                2,500
    Additional paid-in and contributed surplus       22,704               22,704
    Special surplus fund - contingent
       variable annuity reserve                         625                  625
    Unassigned surplus                              143,357              139,136
--------------------------------------------------------------------------------

Total capital and surplus                           169,186              164,965
--------------------------------------------------------------------------------

Total liabilities and capital and surplus        $3,412,178           $3,186,446
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 1998, 1997 and 1996

(In thousands)

---------------------------------------------------------------------------------------------------
                                                    1998                 1997              1996
---------------------------------------------------------------------------------------------------
Revenue:
Premiums, annuity and supplementary
   contract considerations:
     Life                                           $107,863            $104,684           $101,618
     Annuity                                         223,325             199,189            166,870
     Accident and health                              12,108              32,395             50,258
     Supplementary contracts                          32,832              30,455             26,655
---------------------------------------------------------------------------------------------------

Total premiums, annuity and supplementary
   contract considerations                           376,128             366,723            345,401

Net investment income                                152,416             156,570            152,786
Amortization of interest maintenance
   reserve                                             2,592               2,581              2,898
Management fee income from Separate Accounts          14,015                   -                  -
Other                                                    481                 916                468
---------------------------------------------------------------------------------------------------

Total revenue                                        545,632             526,790            501,553
---------------------------------------------------------------------------------------------------

Benefits and expenses:
Provisions for claims and benefits:
     Life                                             89,651             86,110              85,758
     Annuity                                         281,411            250,910             220,833
     Accident and health                               9,978             32,228              45,998
     Supplementary contracts                          45,097             42,643              37,687
---------------------------------------------------------------------------------------------------

Total claims and benefits                            426,137            411,891             390,276

Commissions                                           28,868             26,864              24,436
General and other expenses                            49,775             55,742              50,861
---------------------------------------------------------------------------------------------------

Total benefits and expenses                          504,780            494,497             465,573
---------------------------------------------------------------------------------------------------

Net gain before dividends to policyholders
   and federal income tax                             40,852             32,293              35,980
Dividends to policyholders                               254               (540)              1,335
---------------------------------------------------------------------------------------------------

Net gain before federal income tax                    40,598             32,833              34,645
Federal income tax expense                            17,788             10,549              17,140
---------------------------------------------------------------------------------------------------

Net gain from operations                              22,810             22,284              17,505
Realized investment losses
   net of tax and transfers to IMR                    (3,256)             (1,241)            (1,193)
---------------------------------------------------------------------------------------------------
Net income                                          $ 19,554           $ 21,043            $ 16,312
---------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.


                                       9



HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 1998, 1997 and 1996

(In thousands)

---------------------------------------------------------------------------------------------------
                                                    1998                1997               1996
---------------------------------------------------------------------------------------------------

Capital stock                                       $  2,500           $  2,500           $  2,500
---------------------------------------------------------------------------------------------------

Additional paid-in capital and
   contributed surplus                                22,704             22,704             22,704
---------------------------------------------------------------------------------------------------

Special surplus fund-
   contingent variable annuity reserve                   625                625                625
---------------------------------------------------------------------------------------------------

Unassigned surplus :
   Balance at beginning of year                      139,136            122,797            108,009
   Net income                                         19,554             21,043             16,312
   Change in net unrealized
    capital gains                                      2,079              2,706              1,150
   Change in non-admitted assets                          14               (237)               (79)
   Change in reserve valuation
    basis (note 1)                                         -             (2,020)            11,361
   Change in asset valuation reserves                    331             10,440                845
   Surplus contributed to Separate
    Accounts                                               -             (3,100)                 -
   Other changes in surplus in Separate
    Account Statement                                    343              3,507                  -
   Dividends to parent                               (18,100)           (16,000)           (16,000)
   Change in separate account
    reserve valuation basis (note 1)                       -                  -              4,799
   Exhibit 8A tax impact (note 1)                          -                  -             (3,600)
---------------------------------------------------------------------------------------------------

Balance at end of year                               143,357            139,136            122,797
---------------------------------------------------------------------------------------------------

Total capital and surplus                           $169,186           $164,965           $148,626
---------------------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.


                                       10


HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 1998, 1997 and 1996

(In thousands)

---------------------------------------------------------------------------------------------------
                                                     1998                 1997             1996
---------------------------------------------------------------------------------------------------

Cash from operations:
     Revenue received:
       Premiums, considerations
        and deposits                                $ 374,448          $ 367,166          $ 341,994
       Investment income                              151,124            152,195            151,862
       Management fee income from Separate Accounts    13,715                  -                  -
       Other income                                       482                916                468
---------------------------------------------------------------------------------------------------

     Total revenue received                           539,769            520,277            494,324
---------------------------------------------------------------------------------------------------

     Benefits and expenses paid:
       Claims, benefits and
        net transfers                                 391,531            416,022            341,546
       Expenses                                        82,334             82,078             75,160
       Dividends to policyholders                         278                622              1,381
       Federal income taxes                            18,038             11,541             15,398
---------------------------------------------------------------------------------------------------

     Total benefits and expenses paid                 492,181            510,263            433,485
---------------------------------------------------------------------------------------------------

Net cash from operations                               47,588             10,014             60,839
---------------------------------------------------------------------------------------------------

Cash from investments:
     From investments sold or matured:
       Bonds                                        1,131,927          1,291,350          1,042,070
       Common and preferred stock                         748                  -              1,554
       Mortgage loans                                   5,034              4,799             32,981
       Real estate and other                            5,608              1,628              4,325
---------------------------------------------------------------------------------------------------

     Total investment proceeds                      1,143,317          1,297,777          1,080,930
     Tax on capital gains (losses)                      2,807                903               (176)
---------------------------------------------------------------------------------------------------

   Total from investment proceeds                   1,140,510          1,296,874          1,081,106
---------------------------------------------------------------------------------------------------

     Cost of investments acquired:
       Bonds                                        1,171,384          1,265,726          1,145,362
       Mortgage loans                                     404                186                641
       Real estate and other                               26              1,301                562
---------------------------------------------------------------------------------------------------

     Total investments acquired                     1,171,814          1,267,213          1,146,565
     Net increase in policy loans                       5,387              4,918              3,824
---------------------------------------------------------------------------------------------------
   Total from investments acquired                  1,177,201          1,272,131          1,150,389

Net cash from investments                             (36,691)            24,743            (69,283)
---------------------------------------------------------------------------------------------------


                                       11


HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 1998, 1997 and 1996

(In thousands)
---------------------------------------------------------------------------------------------------

                                                      1998                1997                 1996
---------------------------------------------------------------------------------------------------

Cash from financing and miscellaneous:
     Cash provided:
       Securities lending                             30,779            56,438                    -
       Other cash                                      3,053             8,743               10,261
---------------------------------------------------------------------------------------------------

     Total cash provided                              33,832            65,181               10,261
---------------------------------------------------------------------------------------------------

     Cash applied:
       Dividends to parent                            18,100            16,000               16,000
       Other applications                             10,325             7,614                  978
---------------------------------------------------------------------------------------------------

     Total cash applied                               28,425            23,614               16,978
---------------------------------------------------------------------------------------------------

Net cash from financing
 and miscellaneous                                     5,407            41,567              (6,717)
---------------------------------------------------------------------------------------------------

Net change in cash and
       short-term investments                         16,304            76,324             (15,161)
Cash and short-term investments
       at beginning of year                           89,301            12,977               28,138
---------------------------------------------------------------------------------------------------

Cash and short-term investments
       at end of year                               $105,605          $ 89,301             $ 12,977
---------------------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.


HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 1998, 1997 and 1996

(In thousands)
--------------------------------------------------------------------------------

(1)     Significant Accounting Policies

            Organization

        Horace Mann Life Insurance Company (the Company) is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). The Company's ultimate parent is Horace Mann Educators Corporation (HMEC).

        The Company sells and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families. In December 1996, the Company announced its strategic decision to withdraw from the group medical insurance business over the following two years. The Company terminated 95% of that business by December 1997 and terminated the remaining group medical insurance policies by September, 1998.

            Basis of Presentation

        The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from generally accepted accounting principles as more fully discussed in note 7. The significant statutory accounting practices follow.

            Prescribed and Permitted Statutory Accounting Practices

        Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. All statutory accounting practices of the Company are prescribed.

        In March 1998, the NAIC adopted the codification of Statutory Accounting Principles (Codification) as the NAIC supported basis of accounting. Codification will likely change the definitions of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The implementation date is ultimately dependent on an insurer's state of domicile and has not yet been announced. The Company is currently evaluating the impact of the Codification on their statutory financial statements.


        (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

            Investments

        Investments are valued in accordance with the requirements of the NAIC. Bonds are generally carried at amortized cost. Common stocks are carried at market. Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No significant new commercial mortgage loans have been issued since 1988. Real estate is carried at the lower of fair market value or cost. Policy loans are carried at the unpaid principal balance.

        The Company does not have any investments in derivative financial instruments.

            Asset Valuation Reserve

        The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

        The balance of the AVR by component as of December 31, 1998 and 1997, is as follows:
--------------------------------------------------------------------------------
                                              1998                     1997
--------------------------------------------------------------------------------

    Bonds, preferred stock and
       short-term investments                $16,102                   $15,141
    Mortgage loans                                 2                       485
    Common stock                                  22                       242
    Real estate and other investments             27                       616
--------------------------------------------------------------------------------
        Total AVR                            $16,153                   $16,484
--------------------------------------------------------------------------------

    The AVR is held at a level equal to 96.2% of the maximum reserve level allowed by the NAIC.

        Interest Maintenance Reserve

    The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.

        Cash and Short-Term Investments

    Amounts represent cash and short-term securities having a maturity of 30 days or less. Short-term investments are carried at cost which approximates market value.

    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Variable Annuities Assets and Liabilities

    Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in the Horace Mann mutual funds.

    During 1997 the Company introduced three new mutual funds - a small cap growth fund, an international equity fund, and a "socially responsible" fund.

    Variable annuity assets were invested in the Horace Mann mutual funds as follows:


--------------------------------------------------------------------------------
    December 31,                                      1998                  1997


    Horace Mann Growth Fund                      $  605,803             $532,086
    Horace Mann Balanced Fund                       427,368              386,247
    Horace Mann Socially Responsible Fund            35,368                9,117
    Horace Mann Small Cap Growth Fund                28,629               16,321
    Horace Mann Income Fund                          13,952                9,651
    Horace Mann International Equity Fund            10,290                5,137
    Horace Mann Short-Term Fund                       1,329                1,201
--------------------------------------------------------------------------------
        Total                                    $1,122,739             $959,760
--------------------------------------------------------------------------------

    The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

        Aggregate Reserves

    Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

    In 1997, the Company changed the basis of valuation for supplementary contracts with life contingencies from guarantee of payments at issue to guarantee of current payments. The change in valuation basis increased supplementary contracts with life contingencies reserves and decreased surplus by $2,020.

    In 1996, with the approval of the Department of Insurance of the State of Illinois, the Company changed its reserve methodology for deferred annuities from full account value to Commissioners Annuity Reserve Valuation Method (CARVM). The change in method of valuation decreased fixed reserves by $11,361; decreased variable reserves by $4,799; and increased surplus $12,560, net of $3,600 tax.

    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

    Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or CARVM. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:


--------------------------------------------------------------------------------
                             Aggregate   reserves        Mortality    Interest
                              1998          1997           table        rate
--------------------------------------------------------------------------------

    Life                   $  410,557     $  370,049       1980 CSO    4.0-7.0%
                                7,193          6,785       1958 CET    2.5-5.5
                              168,893        169,898       1958 CSO    2.5-4.5
                               28,202         28,556       Various     2.5-5.5
                               10,010         10,170       1941 CSO    2.5-3.0


    Annuity                 1,026,991      1,028,319       1971 IAM    3.0-5.5
                              108,707        118,586       1949 PAT    3.0-5.5
                                1,393          1,488       1937 SAT    3.0
                                5,048          4,318       Various     3.0

    Supplementary
     contracts with
     life contingencies        81,790         75,662       1983a       6.5-11.0
                                5,269          5,832       1971 IAM    4.5-11.25
                                2,326          2,716       1937 SAT    3.5
--------------------------------------------------------------------------------
      Total                $1,856,379     $1,822,379
--------------------------------------------------------------------------------

    Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:


--------------------------------------------------------------------------------
                                                           Aggregate reserves
                                                        1998              1997
--------------------------------------------------------------------------------

      Present value of amounts not yet
        due on claims (3% interest rate)              $16,223          $16,042
      Additional contract reserves                      1,087            1,163
      Unearned premiums and other                         309              292

--------------------------------------------------------------------------------
      Aggregate accident and health reserves          $17,619          $17,497
--------------------------------------------------------------------------------

    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

            Unpaid Benefits

        Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

        Accident and health claim reserves and liabilities include the following:

---------------------------------------------------------------------------------------------------

                                                     1998               1997              1996

        Aggregate reserves for accident
         and health                                  $17,619             $17,497          $21,606
        Unpaid benefits accident and health            1,227               4,521            7,453
        Less: Reserve for rate credits                     -                  29           (3,776)
              Additional contract reserves            (1,087)             (1,163)          (1,262)
              Unearned premiums and other               (309)               (321)            (532)
---------------------------------------------------------------------------------------------------

        Accident and health claim reserves
          and liabilities                            $17,450             $20,563          $23,489
---------------------------------------------------------------------------------------------------

        The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

---------------------------------------------------------------------------------------------------

                                                     1998                1997              1996
---------------------------------------------------------------------------------------------------

        Net balance at January 1                     $20,563             $23,489            $24,407

        Incurred related to:
               Current year                           11,429              34,827             45,638
               Prior years                            (1,392)              1,516                335
---------------------------------------------------------------------------------------------------

        Total incurred                                10,037              36,343             45,973
---------------------------------------------------------------------------------------------------

        Paid related to:
               Current year                            6,981              27,591             34,556
               Prior years                             6,169              11,678             12,335
---------------------------------------------------------------------------------------------------
        Total paid                                    13,150              39,269             46,891

---------------------------------------------------------------------------------------------------
        Net balance at December 31                   $17,450             $20,563            $23,489
---------------------------------------------------------------------------------------------------


    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)


               Reserves for Supplementary Contracts
                  Without Life Contingencies

        This reserve represents the present value of future payments discounted with interest only. At December 31, 1998 and 1997 this liability was $111,816 and $107,606, respectively, based on average credited interest rates of 5.7% in 1998 and 1997, and is included in "policyholder funds on deposit."

               Premiums

        Life premiums are reflected as earned on the policy anniversary date. Annuity and supplementary contract premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

        Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due.

               Management Fee Income from Separate Accounts

        Effective beginning in 1998, the NAIC requires the reporting of management fee income from separate account as a revenue rather than as a reduction to annuity benefits in the statutory statements of operations. Restatement of prior period financial statements to show consistent presentation in earlier years is not permitted.

               Income Taxes

        Income taxes were provided based upon the calculation of income taxes currently payable or benefits recoverable. The Company is included in the consolidated federal income tax return of its ultimate parent, HMEC.

               Acquisition Expenses

        The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

               Non-admitted Assets

        Assets prescribed by the Illinois Insurance Code as "non-admitted" (principally over 90-day accident and health due and unpaid premiums) are charged to unassigned surplus.

               Use of Estimates

        The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statements balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.


    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(2) Investments

               Net Investment Income

        The components of net investment income are as follows:

---------------------------------------------------------------------------------------------------
                                                    1998                 1997                1996
---------------------------------------------------------------------------------------------------

        Interest on bonds                       $145,743             $148,451             $144,770
        Interest on mortgage loans                 4,310                5,601                6,359
        Interest on short-term investments         1,698                1,591                1,502
        Interest on policy loans                   3,298                2,945                2,729
        Real estate income                           404                  602                  449
        Miscellaneous investment income              (17)                  11                   52
---------------------------------------------------------------------------------------------------

        Gross investment income                  155,436              159,201              155,861
        Investment expenses                        3,020                2,631                3,075
---------------------------------------------------------------------------------------------------

        Net investment income                   $152,416             $156,570             $152,786
---------------------------------------------------------------------------------------------------


            Realized Investment Gains (Losses) Net of Tax and Transfers to IMR

        Realized investment gains and losses are determined on the basis of specific identification. Realized investment gains on most fixed income securities are transferred on an after tax basis to IMR and amortized into income over the average remaining lives of the assets sold. Only realized investment gains (losses) which result from changes in the overall level of interest rates are transferred to IMR. These gains
        (losses) are not included in net income in the year they occurred.

        The IMR at December 31 is as follows:
---------------------------------------------------------------------------------------------------

                                                    1998                1997                1996
---------------------------------------------------------------------------------------------------

        Reserve balance, beginning of year       $15,331             $15,882              $17,622
        Current year capital gains (losses),
           net of tax                              5,880               2,030                1,158
        Amortization of interest maintenance
           reserve                                (2,592)             (2,581)              (2,898)
---------------------------------------------------------------------------------------------------

        Reserve balance, end of year             $18,619             $15,331              $15,882
---------------------------------------------------------------------------------------------------

    (Continued)

                                       19


HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Realized investment gains (losses) reported in the statutory statement of operations net of tax and transfers to IMR are as follows:


---------------------------------------------------------------------------------------------------
                                                    1998                1997                 1996
---------------------------------------------------------------------------------------------------

        Bonds                                    $ 8,162             $ 3,092              $   758
        Real estate                               (2,551)             (1,904)               (1,804)
        Common stock                                 747                  (6)                  992
        Mortgage Loans                            (2,290)                  -                     -
        Short-term investments                         -                  31                     -
        Other                                        (31)                  -                     -
---------------------------------------------------------------------------------------------------

                                                   4,037               1,213                   (54)

        Less federal income tax                    1,413                 424                   (19)
        Transferred to interest maintenance
          reserve                                 (5,880)             (2,030)               (1,158)
---------------------------------------------------------------------------------------------------

        Realized investment losses
          net of tax and transfers to IMR        $(3,256)            $(1,241)              $(1,193)
---------------------------------------------------------------------------------------------------

            Change in Net Unrealized Capital Losses

        Certain investments are required to be carried at market. The resulting change in the unrealized gains or losses are reflected as credits or charges to unassigned surplus, as follows:
---------------------------------------------------------------------------------------------------

                                                    1998               1997                 1996
---------------------------------------------------------------------------------------------------

        Unrealized capital losses
            Beginning of period                  $(2,001)           $(4,707)             $(5,857)
            End of period                             78             (2,001)              (4,707)
---------------------------------------------------------------------------------------------------

        Decrease for the period                  $ 2,079            $ 2,706              $ 1,150
---------------------------------------------------------------------------------------------------


    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

            Bonds

        At December 31, 1998 and 1997, 4.9% and 5.5%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds. The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

        The carrying value and estimated market value of investments in bonds as of December 31, 1998 and 1997 are as follows:


---------------------------------------------------------------------------------------------------
                                 Carrying         Unrealized          Unrealized            Market
          December 31, 1998        value             gains              losses               value
---------------------------------------------------------------------------------------------------
U.S. government and
        agency obligations:
            Mortgage-backed
           securities          $  426,086           $13,778            $    (23)         $  439,841
            Other                 175,110             6,685                (244)            181,551
Municipal bonds                    36,941             3,338                   -              40,279
Foreign government bonds           21,829             2,827                (706)             23,950
Corporate bonds                 1,011,087            48,555              (9,248)          1,050,394
Other mortgage-backed
        securities                338,402             8,291              (1,074)            345,619
---------------------------------------------------------------------------------------------------

Total                          $2,009,455           $83,474            $(11,295)         $2,081,634
---------------------------------------------------------------------------------------------------

                               Carrying          Unrealized           Unrealized            Market
          December 31, 1997      value              gains               losses               value
---------------------------------------------------------------------------------------------------

U.S. government and
        agency obligations:
            Mortgage-backed
           securities          $  426,533           $14,027             $  (215)         $  440,345
            Other                 200,223             4,849                 (34)            205,038
Municipal bonds                    27,118             2,137                   -              29,255
Foreign government bonds           26,397             1,714                (442)             27,669
Corporate bonds                 1,027,178            48,396              (2,113)          1,073,461
Other mortgage-backed
        securities                250,801             5,455                (176)            256,080
---------------------------------------------------------------------------------------------------

Total                          $1,958,250           $76,578             $(2,980)         $2,031,848
---------------------------------------------------------------------------------------------------


    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        At December 31, 1998, 2.8% of the Company's investment portfolio was invested in collateralized mortgage obligations ("CMOs") excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 -the highest ratings. The market value of CMOs at December 31, 1998 was $134,845 compared to a $129,935 carrying value. The average duration of the Company's investment in CMOs was 2.5 years at December 31, 1998.

        The carrying value and estimated market value of bonds by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
--------------------------------------------------------------------------------

                                                                       Estimated
                                                    Carrying             market
             December 31, 1998                         value             value
--------------------------------------------------------------------------------

        Due in one year or less                   $  161,403          $  162,123
        Due after one year through five years        529,669             539,002
        Due after five years through ten years       584,396             603,504
        Due after ten years                          733,987             777,005
--------------------------------------------------------------------------------

        Total bonds                               $2,009,455          $2,081,634
--------------------------------------------------------------------------------

        Proceeds from sales of investments in bonds during 1998, 1997 and 1996 were $838,908, $1,102,340 and $887,663, respectively. Gross gains of $10,194, $9,115 and $9,343 and gross losses of $4,977, $7,412 and $9,024 were realized on those sales for 1998, 1997 and 1996, respectively.

               Deposits

        The carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:


--------------------------------------------------------------------------------
                                                      1998      1997       1996
--------------------------------------------------------------------------------

        Held for all policyholders                  $1,685    $1,685     $1,671
        Held for policyholders in certain states       591       611        612
--------------------------------------------------------------------------------
                                                    $2,276    $2,296     $2,283
--------------------------------------------------------------------------------

            Securities Lending

        Beginning in 1997, the Company entered into a securities lending program whereby fixed income securities are loaned to third parties, primarily major brokerage firms. Fixed maturities with a fair value of $87,217 and $56,438 were loaned as of December 31, 1998 and 1997 respectively. Proceeds from securities lending program are held in short term investments. At December 31, 1998 and 1997 the Company was in compliance with agreements with custodian banks facilitating the lending program that require a minimum of 100% of the value of the loaned securities to be separately maintained as collateral for each loan.


    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

            Investments in Entities Exceeding 10% of Capital and Surplus

        The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 1998 is as follows:
--------------------------------------------------------------------------------
                                               Standard & Poors       Carrying
         Bonds:                                   rating:               value
--------------------------------------------------------------------------------
           Associates Corp of North America       A/AA-                $26,067
           DLJ Mortgage Acceptance                AAA                   24,372
           Salomon Brothers                       A                     21,011
           First Union Corporation                A/A-                  20,084
           Lehman Brothers Holdings               A                     18,972
           Mellon Financial                       A+/A-                 18,774
           Time Warner Entertainment              BBB                   17,261
--------------------------------------------------------------------------------

(3)        Related Party Transactions

           The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $78,326, $76,826, and $71,098 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 1998, 1997 and 1996, respectively.

           The Company had balances payable to affiliates of $1,663 and $1,693 at December 31, 1998 and 1997, respectively included in "accrued expenses" and "other liabilities" in the statutory statements of admitted assets, liabilities and capital and surplus. Also, the Company had balances receivable from affiliates of $888 at December 31, 1998, which were included in "other assets". Balances payable to parent, separately reported in the financial statement, was $5,810 at December 31, 1997.

           ALIC reinsures all of the Company's life insurance business in the state of Arizona. In 1998, with the approval of the Illinois Department of Insurance the Company entered into an assumptive reinsurance agreement with ALIC whereby the Company assumed all life insurance policies written by ALIC (See Note 8).


    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(4)        Federal Income Taxes

           The Company is included in the consolidated federal income tax return of its parent, ALIC and its ultimate parent, HMEC and its subsidiaries. Tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company receives the benefits of any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement.

           Deferred income taxes are not provided on temporary differences between financial statement and tax bases of assets and liabilities.

           The following is a reconciliation of federal income tax expense on income from operations with income tax computed by applying the federal corporate rate of 35% for 1998, 1997 and 1996:
--------------------------------------------------------------------------------
                                                     1998        1997       1996
--------------------------------------------------------------------------------

           "Expected" federal income tax expense
           on reported income from operations     $14,209     $11,491    $12,126

           Add (deduct) tax effects of:
           Reserve adjustments                      2,971      (1,853)     3,920
           Policy acquisition costs                   753         707        677
           Other, net                                (145)        204        417
--------------------------------------------------------------------------------
           Federal income tax expense             $17,788     $10,549    $17,140
--------------------------------------------------------------------------------

    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(5)     Restrictions of Surplus

        The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid by the Company during 1999 without prior approval are approximately $19,500. Dividend payments were $18,100, $16,000 and $16,000 in 1998, 1997 and 1996, respectively.

        The Company is required by the Maryland Insurance Department to provide a minimum reserve of $625 for guaranteed minimum death benefits under variable annuity contracts issued by the Company.

        Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

(6)     Fair Value of Financial Instruments

        Generally accepted accounting principles require that the Company disclose estimated fair values for certain financial instruments. The following methods and assumptions were used to estimate the fair value of financial instruments.

        Investments - For fixed maturities and short-term investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans. The carrying value of real estate is an estimate of fair value based on discounted cash flow from operations.

    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.

        Other Policyholder Funds - Other policyholder funds are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

        The carrying amounts and fair values of financial instruments at December 31, 1998 consisted of the following:
--------------------------------------------------------------------------------
                                                     Carrying            Fair
                                                      amount             value
--------------------------------------------------------------------------------

        Financial Assets
               Bonds                                $2,009,455       $2,081,634
               Mortgage loans                           38,429           39,833
               Real estate                                 173              173
               Short-term investments                  101,439          101,439
               Policy loans and other                   54,175           54,732
--------------------------------------------------------------------------------

                 Total investments                  $2,203,671       $2,277,811
               Asset valuation reserve                  16,153                -
--------------------------------------------------------------------------------

                 Total investments less asset
                    valuation reserve               $2,187,518       $2,277,811
               Cash                                      4,166            4,166
--------------------------------------------------------------------------------

        Financial Liabilities
               Policyholder account
                 balances on interest-sensitive
                 life contracts                     $   91,719       $   89,576
               Annuity contract liabilities          1,231,524        1,142,859
               Other policyholder funds                116,186          116,186
--------------------------------------------------------------------------------

        Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(7)     Differences Between Generally Accepted Accounting
       Principles and Statutory Accounting Practices

        Statutory accounting practices differ in some respects from generally accepted accounting principles. Under generally accepted accounting principles, the following applies:

        (a) Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

        (b) Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

        (C) Policyholder dividends, based on dividend scales in effect at the time the policies were issued, are accrued ratably over the premium paying period of the policies.

        (d) Life premiums are reflected as earned when due. Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

        (e) Acquisition costs are deferred and amortized generally over the premium paying period for individual life contracts and the estimated contract life for interest-sensitive life and investment contracts.

        (f) Deferred income taxes are provided on all significant temporary differences between values of assets and liabilities for book and tax reporting purposes.

        (g) Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

        (h) Asset valuation and interest maintenance reserves are not provided.

        (I) The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

        (j) Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

        (k) Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

        (l) Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at market with changes in market value charged or credited to unassigned surplus, net of deferred income taxes.

The aggregate effect of the foregoing differences has not been determined separately for the Company.

    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(8) Reinsurance

        Information with respect to reinsurance ceded and assumed by the Company is set forth below.


------------------------------------------------------------------------------------------------------
                                                             1998               1997              1996
------------------------------------------------------------------------------------------------------
        Life insurance premiums ceded:
               To ALIC                                       $1,170            $1,147           $1,057
               To other companies                             1,331             1,066              924
        Life insurance reserves ceded:
               To ALIC                                        7,495             6,933            6,375
               To other companies                             2,220             1,983            1,436
        Life insurance premiums assumed:
               From ALIC                                        790                 -                -
               From other companies                               -                 -                1
        Group accident and health premiums ceded:
               To other companies                               709             1,228            1,587
        Individual accident and health premiums assumed:
               From ALIC                                          6                 -                -
        Amounts recoverable from reinsurers
               on paid losses                                    70               197              482
------------------------------------------------------------------------------------------------------

        The maximum amount of direct ordinary insurance retained on any standard life is $200. Amounts in excess of $200 are ceded on a yearly renewable term basis of reinsurance. The Company reinsures on a treaty basis for each accident and health claim up to $1 million over a prescribed retention amount. Although reinsurance agreements transfer risk for amounts over a certain retention limit, the Company has not relieved its primary obligation to the policyholders. For the years ended December 31, 1998, 1997 and 1996, the accident and health retention amount was $300 each year.

(9)     Pension Plans and Other Postretirement Benefits

        The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of Horace Mann Service Corporation ("HMSC"), an affiliated company. Salaries, pension and related benefits are allocated to the Company for these services.

               Pension Plans

        All employees are covered under a defined benefit plan and a defined contribution plan, and certain employees participate in supplemental retirement plans.

        Benefits under the defined benefit and supplemental retirement plans are based on employees' years of service and compensation for the highest 36 consecutive months of earnings under the plan. Under the defined contribution plan, contributions are made to employees' accounts based on a percentage of compensation that is determined by employees' years of service. Retirement benefits to employees are paid first from their accumulated accounts under the defined contribution plan with the balance funded by the defined benefit and supplemental retirement plans.

    (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Employees are also eligible to participate in the Supplemental Retirement and Savings Plan, a 401(k) plan, and may generally contribute up to 10% of eligible compensation on a before tax basis. The employer contributes an amount equal to 50% of the first 6% of eligible compensation contributed each month by participating employees.

        Total allocated pension expense was $3,997, $3,934 and $3,642 for 1998, 1997 and 1996, respectively.

               Postemployment Benefits

        In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Employees with ten years of service are eligible to receive these benefits upon retirement. The allocated cost of these benefits totaled $993, $803, and $647 for the years ended December 31, 1998, 1997, and 1996, respectively.

(10) Risk-Based Capital

        The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

        The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of the Company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 1998, the Company's actual total adjusted capital was $185,380 and the authorized control level risk-based capital was $26,151.

                                   Schedule I

                       HORACE MANN LIFE INSURANCE COMPANY
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 1998
                             (AMOUNTS IN THOUSANDS)


                                                                                          Amount
                                                                                         shown in
                                                                                          Balance
Type of investments                             Cost(1)            Market Value           Sheet
Debt securities:
     Bonds:
        U.S. Government and government
           agencies and  authorities          $ 601,196               $ 621,392         $ 601,196
        State, municipalities and
           political subdivisions                36,941                  40,279            36,941
        Foreign government bonds                 21,829                  23,950            21,829
        Public utilities                          4,659                   5,231             4,659
        Other corporate bonds                 1,344,830               1,390,782         1,344,830
                                             ----------              ----------        ----------

           Total debt securities             $2,009,455              $2,081,634        $2,009,455
                                             ==========              ==========        ==========

Equity securities:

     Common stocks:
        Industrial and miscellaneous                  -                      78                78
                                             ----------                --------         ---------

           Total equity securities                    -               $      78                78
                                             ----------               =========         ---------

Mortgage loans on real estate                    38,429                     XXX            38,429
Real estate                                         173                     XXX               173
Policy loans                                     54,027                     XXX            54,027
Short-term investments                          101,439                     XXX           101,439
Other investments                                    70                     XXX                70
                                              ---------                                ----------

           Total investments                 $2,203,593                     XXX        $2,203,671
                                             ==========                                ==========

(1)Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners. (2) Real estate acquired in satisfaction of indebtedness is $0. (3)Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.

See accompanying independent auditors' report

                                  Schedule III




                       HORACE MANN LIFE INSURANCE COMPANY
                       SUPPLEMENTARY INSURANCE INFORMATION
              For the years ended December 31, 1998, 1997 and 1996
                             (Amounts in thousands)



                                                  As of December 31,
                                        Future policy                                   Premium revenue
                        Deferred          benefits                      Other policy     and annuity,
                         policy         losses, claims                   claims and       pension and
                       acquisition        and loss          Unearned      benefits      other contract
Segment                  cost(1)         expenses(3)       premiums(3)     payable      considerations

1998:
  Life                                  $  629,924                        $ 4,179          $107,863
  Annuity                                1,143,472                             80           223,325
  Supplementary
   Contracts                                89,805                        111,816            32,832
  Accident and
   Health                                   18,846                             17            12,108
                         --------       ----------         --------      --------            ------

  Total                                 $1,882,047                       $116,092          $376,128
                         ========       ==========         ========      ========          ========

1997:
  Life                                   $ 590,132                        $ 4,338          $104,684
  Annuity                                1,153,739                            100           199,189
  Supplementary
   Contracts                                84,670                        107,606            30,455
  Accident and
   Health                                   22,018                             33            32,395
                         --------       ----------         --------      --------           -------

  Total                                 $1,850,559                       $112,077          $366,723
                         ========       ==========         ========      ========          ========

1996:
  Life                                  $  551,328                       $  5,656          $101,618
  Annuity                                1,197,563                            103           166,870
  Supplementary
   Contracts                                77,954                        102,681            26,655
  Accident and
   Health                                   29,059                             97            50,258
                         --------       ----------         --------      --------          --------

  Total                                 $1,855,904                       $108,537          $345,401
                         ========       ==========         ========      ========          ========




                                               For the years ended December 31,
                                                          Amortization
                                            Benefits,      of deferred
                               Net       claims, losses      policy          Other
                         investment    and settlement    acquisition     operating   Premiums
Segment                      income         expenses        costs(1)       expenses   written(2)

1998:
  Life                    $ 42,918        $ 89,651                       $ 45,279
  Annuity                   93,681         281,411                         24,653
  Supplementary
   Contracts                13,999          45,097                          1,470
  Accident and
   Health                    1,818           9,978                          7,241
                          --------          ------        --------         ------      -------

  Total                   $152,416        $426,137                        $78,643
                          ========        ========        ========        =======      =======

1997:
  Life                    $ 41,237        $ 86,110                       $ 48,476
  Annuity                  100,663         251,455                         22,556
  Supplementary
   Contracts                12,464          42,098                            725
  Accident and
   Health                    2,206          32,228                         10,849
                          --------         -------        --------        -------      -------

  Total                   $156,570        $411,891                        $82,606
                          ========        ========        ========        =======      =======

1996:
  Life                    $ 38,695        $ 85,758                       $ 44,202
  Annuity                   99,235         220,833                         18,062
  Supplementary
   Contracts                12,256          37,687                            620
  Accident and
   Health                    2,600          45,998                         12,413
                          --------        --------        --------        -------      -------

  Total                   $152,786        $390,276                        $75,297
                          ========        ========        ========        =======      =======



(1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2) Does not apply to life insurance.

(3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.

See accompanying independent auditors' report

                                  Schedule IV




                       HORACE MANN LIFE INSURANCE COMPANY
                                   REINSURANCE
              For the years ended December 31, 1998, 1997 and 1996
                             (Amounts in thousands)


                                                                                                          Percentage
                                                          Ceded to         Assumed                        of amount
                                             Gross          other        from other          Net           assumed
                                            amount        companies       assumed          amount           To net

1998: Life insurance in force           $11,796,537      $762,100        $  2,076        $11,036,513          0.0%
                                        ===========      ========        ========        ===========         ====

         Premiums and annuity,
         pension and other contract
         considerations:
         Life insurance                 $   109,574      $  2,501        $    790        $   107,863          0.0%
         Annuity                            223,325             -               -            223,325          0.0%
         Supplementary contracts             32,832             -               -             32,832
         Accident and health                 12,811           709               6             12,108          0.0%
                                        -----------      --------        --------        -----------         ----

         Total premiums                 $   378,542      $  3,210        $    796        $   376,128          0.0%
                                        ===========      ========        ========        ===========         ====

1997: Life insurance in force           $11,287,605      $528,096        $      -        $10,759,509          0.0%
                                        ===========      ========        ========        ===========         ====

         Premiums and annuity,
         pension and other
         contract considerations:
         Life insurance                 $   106,897      $  2,213        $      -        $   104,684          0.0%
         Annuity                            199,189             -               -            199,189          0.0%
         Supplementary contracts             30,455             -               -             30,455
         Accident and health                 33,623         1,228               -             32,395          0.0%
                                        -----------      --------        --------        -----------         ----

         Total premiums                 $   370,164      $  3,441        $      -        $   366,723          0.0%
                                        ===========      ========        ========        ===========         ====

1996: Life insurance in force           $10,736,338      $418,521        $      -        $10,317,817          0.0%
                                        ===========      ========        ========        ===========         ====

         Premiums and annuity,
         pension and other
         contract considerations:
         Life insurance                 $   103,598      $  1,980        $      -        $   101,618          0.0%
         Annuity                            166,870             -               -            166,870          0.0%
         Supplementary contracts             26,655             -               -             26,655
         Accident and health                 51,845         1,587               -             50,258          0.0%
                                        -----------      --------        --------        -----------         ----

         Total premiums                 $   348,968      $  3,567        $      -        $   345,401          0.0%
                                        ===========      ========        ========        ===========         ====




         See accompanying independent auditors' report

                                    PART C

                              OTHER INFORMATION

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits
- -------------------------------------------

     (a)  Financial Statements
     -------------------------

          Part A
               Condensed financial information of the Account
          Part B


               Financial statements of the Account:
               the Annual Report for the
               Registrant, filed March 8, 1999 is incorporated by reference into this Post-Effective Amendment #65
               -Report of Independent Auditors
               -Statements of Net Assets - December 31, 1998
               -Statements of Operations - For the Year Ended December 31, 1998



               -Statements of Changes in Net Assets For the Year Ended December
                31, 1998
               -Statements of Changes in Net Assets For the Year Ended December
                31, 1997
               -Notes to Financial Statements - December 31, 1998
               Financial statements for Horace Mann Life Insurance Company -Report of Independent Auditors
               -Statutory Statements of Admitted Assets, Liabilities
                and Capital and Surplus - As of December 31, 1998 and
                1997
               -Statutory Statements of Operations - For the Years Ended
                December 31, 1998, 1997 and 1996
               -Statutory Statements of Capital and Surplus - For the
                Years Ended December 31, 1998, 1997 and 1996
               -Statutory Statements of Cash Flow - For the Years
                Ended December 31, 1998, 1997 and 1996
               -Notes to Statutory Financial Statements - December 31,
                1998, 1997 and 1996


     (b)  Exhibits
     -------------------------


 ( 1)    Resolution of Board of Directors........... Post Effective Amendment 63
 ( 2)    Agreements for custody.................................. Not Applicable
 ( 3)    Underwriting Agreement..................... Post Effective Amendment 63
 ( 4)    Form of Variable Annuity Contract....................... Filed herewith
 ( 5)    Form of application.........................Post Effective Amentment 63
 ( 6)    Certificate of incorporation and bylaws..Initial Registration Statement
 ( 7)    Contract of Reinsurance................................. Not Applicable
 ( 8)    Other Contracts......................................... Not Applicable
 ( 9)    Opinion and Consent of Counsel.......................... Not Applicable
 (10)    Consent of Independent Auditors......................... Filed herewith
 (11)    Financial Statement Schedules for Horace Mann Life
         Insurance Company and the Independent Auditors' Report
         thereon..................................................Filed herewith
 (12)    Agreement regarding initial capital......Initial Registration Statement
 (13)    Performance Quotation Computations........ Post-Effective Amendment #57
 (14)    Power of Attorney....................................... Not Applicable
 (15)    Horace Mann Educators Corporation
         and its Subsidiaries...................... Post-Effective Amendment #57
 (16)    Financial Data Schedule................................. Filed Herewith

Item 25.  Directors and Officers of the Depositor
- -------------------------------------------------

     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the registrant or the variable annuity contracts offered by the registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
- ----                        --------------------------------

Larry K. Becker               Director and Executive Vice President,
                              Chief Financial Officer

Ann M. Caparros               Director, Vice President, General Counsel &
                              Corporate Secretary

Valerie A. Chrisman           Director and Senior Vice President

Paul J. Kardos                Director and President & Chief Executive Officer


Michael R. Vignola            Senior Vice President


George J. Zock                Director and Executive Vice President

A. Thomas Arisman             Senior Vice President



Roger W. Fisher               Senior Vice President

Bret A. Conklin               Vice President & Controller



J. Michael Henderson          Vice President & Treasurer

John H. Leitermann            Vice President & Life Actuary

William J. Kelly              Vice President

Item 26.  Controlled by or Under Common Control with the Depositor or Registrant
- -----------------------------------------------------------------------------

     The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company is a wholly owned subsidiary of Allegiance Life Insurance Company. Allegiance Life Insurance Company and Horace Mann Investors, Inc., principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation, a publicly held corporation. See Exhibit No. 15.

Item 27.  Number of Contract Owners
- -----------------------------------


     As of March, 1999, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 66,828 of which 63,024 were qualified Contract Owners and 3,804 were non-qualified Contract Owners.

Item 28.  Indemnification
- -------------------------

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
- --------------------------------

     Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

     The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                               Position with Underwriter
- ----                             -------------------------

A. Thomas Arisman                  Director and President

Larry K. Becker                    Director

George J. Zock                     Director

Ann M. Caparros                    Secretary

Roger W. Fisher                    Controller

William J. Kelly                   Treasurer and Broker/dealer Compliance
                                   Officer

Diane M. Barnett                   Tax Compliance Officer

Richard D. Wilson                  Marketing Officer



     The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 1998:


                      Net Underwriting  Compensation on
Name of Principal     Discounts and     Redemption or       Brokerage
Underwriter           Commissions       Annuitization       Commissions    Compensation
- -----------------   -------------     -------------       -----------    ------------
Horace Mann           $7,465,597        N/A                 N/A            N/A
Investors, Inc.

Item 30.  Location of Accounts and Records
- -------------------------------------------


     Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31.  Management Services
- -----------------------------

     Not applicable.

Item 32.  Undertakings
- ----------------------

     (a) Registrant undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under variable annuity Contracts may be accepted.

     (b) Registrant undertakes to include a written communication in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

     (e) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregrate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                               INDEX TO EXHIBITS
                               -----------------
Exhibit
Number                               Title
--------                             -----


 ( 1)    Resolution of Board of Directors............Post Effective Amendment 63
 ( 2)    Agreements for custody.................................. Not Applicable
 ( 3)    Underwriting Agreement......................Post Effective Amendment 63
 ( 4)    Form of Variable Annuity Contract........................Filed herewith
 ( 5)    Form of application.........................Post Effective Amendment 63
 ( 6)    Certificate of incorporation and bylaws..Initial Registration Statement
 ( 7)    Contract of Reinsurance..................................Not Applicable
 ( 8)    Other Contracts..........................................Not Applicable
 ( 9)    Opinion and Consent of Counsel...........................Not Applicable
 (10)    Consent of Independent Auditors..........................Filed herewith
 (11)    Financial Statement Schedules for Horace Mann Life
          Insurance Company and the Independent Auditors' Report
          thereon.................................................Filed herewith
 (12)    Agreement regarding initial capital......Initial Registration Statement
 (13)    Performance Quotation Computations.........Post-Effective Amendment #57
 (14)    Power of Attorney........................................Not Applicable
 (15)    Horace Mann Educators Corporation
          and its Subsidiaries......................Post-Effective Amendment #57
 (16)    Financial Data Schedule..................................Filed Herewith

                                 SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned,thereto duly authorized in the City of Springfield and State of Illinois, on this 27th day of April, 1999.
                HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT


                    By: Horace Mann Life Insurance Company
                       -----------------------------------
                         (Depositor)


Attest: s/ANN M. CAPARROS               By: s/PAUL J. KARDOS
       ---------------------------         ----------------------------
        Ann M. Caparros                     Paul J. Kardos, President and Chief
        Corporate Secretary                 Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

 SIGNATURE                    TITLE                         DATE
 ---------                    -----                         ----

s/PAUL J. KARDOS              Director, President and       April 27, 1999
- ----------------------                                    --------------
Paul J. Kardos                Chief Executive Officer

                              Director, Executive Vice
s/LARRY K. BECKER             President and Chief           April 27, 1999
- ----------------------                                    --------------
Larry K. Becker               Financial Officer

                              Director, Vice President,
s/ANN M. CAPARROS             General Counsel and           April 27, 1999
- ----------------------                                    --------------
Ann M. Caparros               Corporate Secretary

s/ VALERIE A. CHRISMAN        Director,                     April 27, 1999
- ----------------------      Senior Vice President         --------------
Valerie A. Chrisman


s/ROGER W. FISHER             Senior Vice President         April 27, 1999
- ----------------------                                    --------------
Roger W. Fisher               Officer

 SIGNATURE                    TITLE                         DATE
 ---------                    -----                         ----


/s/ GEORGE J. ZOCK            Director and Executive        April 27, 1999
- ----------------------      Vice President                --------------
George J. Zock

/s/ THOMAS A. ARISMAN         Senior Vice President         April 27, 1999
- ----------------------                                    --------------
Thomas A. Arisman